Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AGL CLO 7 Ltd., Series 2020-7A, Class AR2,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.39%, 10/15/38
(b)
............ USD 2,000 $ 2,000,000
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.92%, 01/23/38
(b)
............ 2,000 2,010,481
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 0.00%, 10/20/38
(b)
.. 2,000 1,997,624
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.54%, 12/17/29
(b)
.................. 770 770,476
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.67%, 10/25/37
(b)
........... 1,500 1,504,206
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 5.28%, 02/28/40
(b)
.. 437 394,597
BDS LLC, Series 2025-FL14, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
5.42%, 10/21/42
(b)
.................. 1,000 1,001,858
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.02%,
10/15/37
(b)
....................... 1,350 1,353,091
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.03%, 10/22/37
(b)
............ 1,000 1,002,370
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.43%, 04/21/35
(b)
............ 1,000 1,001,402
Buckhorn Park CLO Ltd., Series 2019-1A, Class
B1RR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.93%, 07/18/34
(b)
....... 1,000 1,001,310
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
6.02%, 01/20/34
(b)
.................. 1,000 1,002,317
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.24%, 10/20/34
(b)
....... 2,000 2,004,220
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.42%, 07/25/37
(b)
............ 1,000 1,004,934
CIFC Funding Ltd.
(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.68%, 10/24/37 ................. 1,000 1,002,963
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.39%, 10/17/38 ................. 1,000 1,002,311
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.36%, 10/15/38 ................. 2,400 2,408,112
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.74%,
10/15/38 ...................... 1,500 1,505,085
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.62%,
01/15/40 ...................... 1,000 1,003,751
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.85%,
04/22/37 ...................... 1,000 1,005,068
Diameter Capital CLO 3 Ltd.
(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.65%,
01/15/38 ...................... 2,500 2,507,501
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.02%,
01/15/38 ...................... USD 2,500 $ 2,510,425
Elmwood CLO II Ltd., Series 2019-2A, Class
CRR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 6.33%, 10/20/37
(b)
........... 700 703,555
First Franklin Mortgage Loan Trust, Series 2005-
FF10, Class A6M, (1-mo. CME Term SOFR at
0.70% Floor + 0.81%), 4.97%, 11/25/35 .... 481 453,241
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.52%, 08/19/42
(b)
............ 1,155 1,155,873
Generate CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.87%, 07/20/37
(b)
............ 1,000 1,004,717
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.93%,
04/20/34
(b)
....................... 2,500 2,498,336
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.92%, 01/25/38
(b)
. 2,000 2,005,361
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 0.00%, 10/15/42
(b)
.. 1,000 997,500
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.18%, 04/15/34
(b)
....... 300 300,591
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.81%, 04/20/34
(b)
............ 500 500,735
Madison Park Funding LXIII Ltd., Series 2023-
63A, Class A1R, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.73%, 07/21/38
(b)
.. 1,500 1,506,549
Madison Park Funding XXXIII Ltd.
(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
10/15/32 ...................... 1,000 1,000,640
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.52%, 10/15/32 ................. 1,000 1,001,901
MF1 LLC, Series 2025-FL20, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.59%, 02/18/43
(b)
.................. 700 700,588
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.68%, 01/15/38
(b)
........... 1,000 1,003,405
OCP CLO Ltd., Series 2025-40A, Class A, (3-mo.
CME Term SOFR at 1.14% Floor + 1.14%),
5.46%, 04/16/38
(b)
.................. 1,000 1,000,767
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.62%, 01/22/38
(b)
....... 2,000 2,006,633
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR2, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.66%, 10/20/37
(b)
....... 1,500 1,505,453
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.22%, 04/23/37
(b)
....... 1,000 1,005,450
Palmer Square CLO Ltd.
(b)
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.59%,
07/15/38 ...................... 3,450 3,461,252
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
07/20/37 ...................... 1,000 1,003,114

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 5.79%, 10/18/34
(b)
............ USD 1,500 $ 1,502,079
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/17/37
(b)
............ 1,500 1,504,800
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(b)
....... 1,000 1,004,003
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(b)
.................. 1,250 1,251,943
RR15 Ltd., Series 2021-15A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
6.03%, 04/15/36
(b)
.................. 2,000 2,003,000
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 0.00%, 10/20/38
(b)
.. 1,300 1,300,000
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.03%, 01/20/38
(b)
............ 2,000 2,006,080
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.08%, 10/20/37
(b)
............ 5,000 5,021,149
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.88%, 07/17/38
(b)
....... 1,000 1,002,520
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.91%, 07/17/38
(b)
....... 750 751,875
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.75%, 07/15/34
(b)
............ 1,000 1,001,500
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.63%, 01/05/38
(b)
............ 1,500 1,505,789
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.84%, 04/15/37
(b)
............ 1,000 1,004,955
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.72%, 10/23/34
(b)
....... 1,000 1,001,542
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.08%, 01/15/34
(b)
............ 1,000 1,002,370
Trimaran CAVU Ltd.
(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.74%,
07/23/37 ...................... 1,000 1,003,088
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
07/23/37 ...................... 1,000 1,003,460
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A1R, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 5.48%, 10/20/38
(b)
........... 2,000 2,006,972
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.69%, 07/18/37
(b)
. 1,000 1,003,087
Total Asset-Backed Securities — 10 .0%
(Cost: $ 83,463,680 ) ............................... 83,689,975
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.3%
BAE Systems plc ..................... 49,046 $ 1,365,266
GE Aerospace ....................... 2,945 885,915
Hensoldt AG ........................ 442 57,567
Singapore Technologies Engineering Ltd. ..... 7,600 50,749
2,359,497
Automobile Components — 0.0%
Bridgestone Corp. .................... 2,700 124,789
Cie Generale des Etablissements Michelin SCA 3,220 115,964
Magna International, Inc. ................ 1,284 60,837
301,590
Automobiles — 0.2%
Honda Motor Co. Ltd. .................. 93,100 960,729
Isuzu Motors Ltd. ..................... 2,700 34,029
Kia Corp. .......................... 6,957 499,352
Yamaha Motor Co. Ltd. ................. 4,500 33,693
1,527,803
Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA ........ 54,902 1,057,941
Banco de Sabadell SA ................. 25,626 100,024
Banco Santander SA .................. 14,221 149,240
Bank of Nova Scotia (The) ............... 5,855 378,596
BNP Paribas SA ..................... 1,454 132,987
BOC Hong Kong Holdings Ltd. ............ 18,000 84,326
CaixaBank SA ....................... 18,685 197,349
Citigroup, Inc. ....................... 1,885 191,327
Citizens Financial Group, Inc. ............ 18,865 1,002,863
Commerzbank AG .................... 3,078 116,539
Credit Agricole SA .................... 5,039 99,299
DBS Group Holdings Ltd. ............... 8,000 317,262
DNB Bank ASA ...................... 4,237 115,484
Erste Group Bank AG .................. 637 62,619
HSBC Holdings plc ................... 24,338 343,485
ING Groep NV ....................... 5,366 140,674
Intesa Sanpaolo SpA .................. 22,205 146,979
M&T Bank Corp. ..................... 4,217 833,363
NatWest Group plc .................... 36,253 256,068
Nordea Bank Abp .................... 4,604 75,799
Oversea-Chinese Banking Corp. Ltd. ....... 16,500 210,369
Raiffeisen Bank International AG .......... 949 32,867
UniCredit SpA ....................... 2,208 168,018
United Overseas Bank Ltd. .............. 6,200 166,504
6,379,982
Beverages — 0.2%
Coca-Cola Co. (The) .................. 21,508 1,426,411
Diageo plc ......................... 10,579 253,131
1,679,542
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. , ADR
(c)
......... 10,837 1,936,897
Canadian Tire Corp. Ltd. , Class A .......... 249 29,641
eBay, Inc. .......................... 2,950 268,303
2,234,841
Building Products — 0.2%
Allegion plc ......................... 6,403 1,135,572
Belimo Holding AG (Registered) ........... 33 34,706
Carrier Global Corp. ................... 1,301 77,670
Cie de Saint-Gobain SA ................ 692 74,979
Geberit AG (Registered) ................ 86 64,947
Johnson Controls International plc ......... 750 82,463
Kingspan Group plc ................... 423 35,368
Nibe Industrier AB , Class B .............. 7,778 30,742

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
ROCKWOOL A/S , Class B
(d)
............. 572 $ 21,325
Trane Technologies plc ................. 277 116,883
1,674,655
Capital Markets — 0.4%
Charles Schwab Corp. (The) ............. 9,832 938,661
Deutsche Bank AG (Registered) ........... 3,303 116,978
Intercontinental Exchange, Inc. ........... 4,907 826,731
Moody's Corp. ....................... 1,621 772,374
MSCI, Inc. ......................... 302 171,358
State Street Corp. .................... 1,588 184,224
3,010,326
Chemicals — 0.2%
Air Liquide SA ....................... 4,983 1,038,241
Akzo Nobel NV ...................... 499 35,613
Arkema SA ......................... 582 36,903
BASF SE .......................... 2,135 106,674
Croda International plc ................. 686 25,005
Evonik Industries AG .................. 1,521 26,449
Nutrien Ltd. ......................... 2,362 138,713
Sika AG (Registered) .................. 323 72,532
1,480,130
Commercial Services & Supplies — 0.1%
Bilfinger SE
(d)
....................... 475 52,467
Brambles Ltd. ....................... 6,530 107,142
Element Fleet Management Corp. ......... 1,907 49,384
Republic Services, Inc. ................. 2,856 655,395
Securitas AB , Class B .................. 2,312 34,849
SPIE SA ........................... 1,363 73,686
972,923
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 4,741 324,379
F5, Inc.
(d)
.......................... 169 54,619
Telefonaktiebolaget LM Ericsson , Class B .... 12,981 107,561
486,559
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios
SA
(d)
........................... 858 68,775
Bouygues SA ....................... 913 41,180
Eiffage SA ......................... 669 85,711
EMCOR Group, Inc. ................... 115 74,697
Ferrovial SE ........................ 2,574 147,851
MasTec, Inc.
(d)
....................... 328 69,802
Quanta Services, Inc. .................. 331 137,173
Skanska AB , Class B .................. 1,400 36,338
Vinci SA ........................... 3,457 480,426
1,141,953
Construction Materials — 0.1%
Amrize Ltd.
(d)
........................ 2,466 120,577
Buzzi SpA .......................... 478 26,340
Heidelberg Materials AG ................ 304 68,718
Holcim AG ......................... 3,877 330,803
Wienerberger AG ..................... 526 17,029
563,467
Consumer Finance — 0.0%
Capital One Financial Corp. .............. 1,314 279,330
Consumer Staples Distribution & Retail — 0.3%
Coles Group Ltd. ..................... 6,287 96,775
Costco Wholesale Corp. ................ 318 294,350
Koninklijke Ahold Delhaize NV ............ 4,389 177,599
Tesco plc .......................... 32,841 196,839
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ........................ 17,420 $ 1,795,305
2,560,868
Containers & Packaging — 0.0%
Amcor plc .......................... 25,224 206,332
Avery Dennison Corp. .................. 191 30,975
237,307
Distributors — 0.0%
Genuine Parts Co. .................... 1,049 145,392
LKQ Corp. ......................... 4,760 145,370
290,762
Diversified Consumer Services — 0.0%
Service Corp. International .............. 649 54,010
Diversified REITs — 0.0%
Essential Properties Realty Trust, Inc. ....... 6,210 184,809
Merlin Properties Socimi SA ............. 11,618 175,940
360,749
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (e)
................. 4,635 160,544
Deutsche Telekom AG (Registered) ........ 1,084 36,931
Elisa OYJ .......................... 668 35,062
Koninklijke KPN NV ................... 234,148 1,123,803
Telstra Group Ltd. .................... 18,899 60,252
TELUS Corp. ....................... 62,420 983,148
2,399,740
Electric Utilities — 0.2%
Acciona SA ......................... 292 58,674
American Electric Power Co., Inc. .......... 357 40,162
Duke Energy Corp. ................... 1,204 148,995
Elia Group SA/NV .................... 411 47,483
Emera, Inc. ......................... 1,390 66,688
Endesa SA ......................... 1,525 48,718
Entergy Corp. ....................... 1,016 94,681
Evergy, Inc. ......................... 822 62,488
FirstEnergy Corp. .................... 7,752 355,197
Origin Energy Ltd. .................... 7,988 65,921
PG&E Corp. ........................ 3,721 56,113
Pinnacle West Capital Corp. ............. 494 44,292
PPL Corp. ......................... 1,982 73,651
Southern Co. (The) ................... 1,650 156,371
Xcel Energy, Inc. ..................... 1,272 102,587
1,422,021
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 385 144,086
Emerson Electric Co. .................. 937 122,916
GE Vernova, Inc. ..................... 353 217,060
Generac Holdings, Inc.
(d)
................ 234 39,172
Hubbell, Inc. ........................ 2,574 1,107,618
Legrand SA ........................ 255 42,371
Nexans SA ......................... 219 32,612
NKT A/S
(d)
.......................... 338 32,873
nVent Electric plc ..................... 414 40,837
nVent Electric plc ..................... 115 11,344
Prysmian SpA ....................... 838 83,399
Siemens Energy AG
(d)
.................. 1,052 123,693
Vertiv Holdings Co. , Class A ............. 814 122,800
2,120,781
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A ............... 2,468 305,415
Jabil, Inc. .......................... 1,231 267,336
Murata Manufacturing Co. Ltd. ............ 7,900 149,974

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Omron Corp. ........................ 800 $ 21,958
TE Connectivity plc ................... 90 19,758
Yokogawa Electric Corp. ................ 1,100 31,568
796,009
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 19,201 935,473
Schlumberger NV .................... 446 15,329
950,802
Financial Services — 0.1%
Aimbridge Topco LLC
(d) (f)
................ 2,099 135,386
Jack Henry & Associates, Inc. ............ 1,515 225,629
Mastercard, Inc. , Class A ................ 920 523,305
884,320
Food Products — 0.0%
Associated British Foods plc ............. 1,599 44,182
H-Food Holdings LLC
(d)
................. 737 14,135
JDE Peet's NV ...................... 807 29,607
Nestle SA (Registered) ................. 2,689 246,945
Orkla ASA .......................... 3,362 35,149
370,018
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 439 74,959
Ground Transportation — 0.1%
SIRVA, Inc.
(d)
........................ 58 48
Union Pacific Corp. ................... 4,752 1,123,230
1,123,278
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories ................... 500 66,970
Baxter International, Inc. ................ 1,067 24,296
Becton Dickinson & Co. ................ 219 40,990
Boston Scientific Corp.
(d)
................ 553 53,989
Coloplast A/S , Class B ................. 602 51,886
Cooper Cos., Inc. (The)
(d)
............... 387 26,533
Dexcom, Inc.
(d)
...................... 418 28,127
Edwards Lifesciences Corp.
(d)
............ 490 38,107
GE HealthCare Technologies, Inc. ......... 486 36,499
Hologic, Inc.
(d)
....................... 406 27,401
Insulet Corp.
(d)
....................... 88 27,168
Intuitive Surgical, Inc.
(d)
................. 134 59,929
Koninklijke Philips NV .................. 3,816 104,536
Medtronic plc ....................... 575 54,763
ResMed, Inc. ....................... 130 35,585
Solventum Corp.
(d)
.................... 355 25,915
STERIS plc ......................... 130 32,167
Stryker Corp. ....................... 150 55,450
Zimmer Biomet Holdings, Inc. ............ 287 28,270
818,581
Health Care Providers & Services — 0.4%
Brookdale Senior Living, Inc.
(d)
............ 21,853 185,095
Cardinal Health, Inc. ................... 2,237 351,120
Cencora, Inc. ....................... 1,119 349,721
Centene Corp.
(d)
..................... 1,644 58,658
Cigna Group (The) .................... 289 83,304
CVS Health Corp. .................... 1,245 93,861
Elevance Health, Inc. .................. 261 84,334
HCA Healthcare, Inc. .................. 21 8,950
Henry Schein, Inc.
(d)
................... 603 40,021
Humana, Inc. ....................... 293 76,230
McKesson Corp. ..................... 358 276,569
Molina Healthcare, Inc.
(d)
................ 242 46,309
Sonic Healthcare Ltd. .................. 2,173 30,778
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................ 4,336 $ 1,497,221
Universal Health Services, Inc. , Class B ..... 1,409 288,056
3,470,227
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. ........ 1,824 152,012
American Healthcare REIT, Inc. ........... 7,502 315,159
CareTrust REIT, Inc. ................... 6,771 234,818
Healthpeak Properties, Inc. .............. 3,977 76,160
Welltower, Inc. ....................... 527 93,880
872,029
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 212 96,672
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................... 584 252,119
Evolution AB
(b) (e)
...................... 763 62,813
FDJ United
(b) (e)
....................... 556 18,644
Restaurant Brands International, Inc. ........ 1,482 95,073
Whitbread plc ....................... 946 41,043
469,692
Household Durables — 0.1%
Garmin Ltd. ......................... 337 82,976
Sekisui House Ltd. .................... 2,800 63,680
Taylor Wimpey plc .................... 459,267 638,027
784,683
Household Products — 0.2%
Colgate-Palmolive Co. ................. 14,099 1,127,074
Reckitt Benckiser Group plc .............. 3,317 255,416
1,382,490
Industrial Conglomerates — 0.0%
DCC plc ........................... 503 32,379
Sekisui Chemical Co. Ltd. ............... 1,900 35,372
Siemens AG (Registered) ............... 611 164,957
Swire Pacific Ltd. , Class A ............... 2,000 16,949
249,657
Industrial REITs — 0.2%
EastGroup Properties, Inc. .............. 1,520 257,275
Goodman Group ..................... 9,638 208,865
LondonMetric Property plc ............... 104,986 257,219
Mitsui Fudosan Logistics Park, Inc.
(d)
........ 127 91,342
Plymouth Industrial REIT, Inc. ............ 4,171 93,139
Prologis, Inc. ........................ 1,648 188,729
STAG Industrial, Inc. .................. 4,925 173,803
Tritax Big Box REIT plc ................. 67,622 131,808
Warehouses De Pauw CVA .............. 5,491 137,657
1,539,837
Insurance — 0.4%
Admiral Group plc .................... 1,251 56,462
Allianz SE (Registered) ................. 708 297,875
ASR Nederland NV ................... 732 49,812
Assurant, Inc. ....................... 4,818 1,043,579
AXA SA ........................... 6,401 306,960
Globe Life, Inc. ...................... 1,890 270,213
Hartford Insurance Group, Inc. (The) ........ 1,420 189,414
Poste Italiane SpA
(b) (e)
.................. 2,127 50,561
Power Corp. of Canada ................ 2,626 113,629
Tryg A/S ........................... 1,635 41,511
Zurich Insurance Group AG .............. 1,394 996,408
3,416,424

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................. 11,053 $ 2,686,984
Meta Platforms, Inc. , Class A ............. 2,271 1,667,777
4,354,761
IT Services — 0.2%
Accenture plc , Class A ................. 4,662 1,149,649
Cognizant Technology Solutions Corp. , Class A . 3,866 259,293
NEXTDC Ltd.
(d)
...................... 8,598 96,459
Otsuka Corp. ....................... 1,200 25,049
SCSK Corp. ........................ 800 23,946
Travelport Technology Ltd.
(d) (f)
............. 30 90,547
1,644,943
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc. ............... 422 54,163
Danaher Corp. ...................... 422 83,666
Thermo Fisher Scientific, Inc. ............. 189 91,669
West Pharmaceutical Services, Inc. ........ 169 44,334
273,832
Machinery — 0.5%
Aalberts NV ........................ 557 18,364
Alstom SA
(d)
........................ 3,335 87,265
Atlas Copco AB , Class A ................ 5,626 95,406
Caterpillar, Inc. ...................... 393 187,520
Cummins, Inc. ....................... 151 63,778
GEA Group AG ...................... 1,058 78,220
Georg Fischer AG (Registered) ........... 685 53,832
IMI plc ............................ 2,087 64,461
Indutrade AB ........................ 1,192 27,425
Interpump Group SpA .................. 1,093 50,243
KION Group AG ...................... 1,135 77,005
Knorr-Bremse AG .................... 698 65,674
Komatsu Ltd. ....................... 4,300 149,800
Kone OYJ , Class B ................... 1,618 110,362
Konecranes OYJ ..................... 675 55,883
Kubota Corp. ....................... 4,600 57,796
Nordson Corp. ....................... 475 107,801
Otis Worldwide Corp. .................. 12,137 1,109,686
Palfinger AG
(d)
....................... 257 10,698
Parker-Hannifin Corp. .................. 1,568 1,188,779
SKF AB , Class B ..................... 1,590 39,545
Vossloh AG
(d)
....................... 303 32,297
3,731,840
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 3,651 )
(d) (f) (g)
............ 571 59,955
Omnicom Group, Inc. .................. 3,462 282,257
342,212
Metals & Mining — 0.0%
ArcelorMittal SA ...................... 1,638 59,093
Aurubis AG ......................... 238 29,853
Freeport-McMoRan, Inc. ................ 1,099 43,103
JFE Holdings, Inc. .................... 2,700 33,132
Southern Copper Corp. ................. 534 64,806
229,987
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. ................ 1,799 69,801
CMS Energy Corp. .................... 21,995 1,611,354
Dominion Energy, Inc. .................. 1,794 109,739
E.ON SE .......................... 5,613 105,723
Public Service Enterprise Group, Inc. ....... 1,095 91,389
Sempra ........................... 915 82,332
Veolia Environnement SA ............... 3,337 113,798
Security
Shares
Shares Value
Multi-Utilities (continued)
WEC Energy Group, Inc. ................ 757 $ 86,745
2,270,881
Office REITs — 0.1%
BXP, Inc. .......................... 3,496 259,893
Cousins Properties, Inc. ................ 9,632 278,750
Empire State Realty Trust, Inc. , Class A ...... 8,100 62,046
Orix JREIT, Inc.
(d)
..................... 96 65,091
665,780
Oil, Gas & Consumable Fuels — 0.4%
Antero Resources Corp.
(d)
............... 1,117 37,487
Coterra Energy, Inc. ................... 2,302 54,442
Eni SpA ........................... 10,170 177,935
EQT Corp. ......................... 1,366 74,351
Expand Energy Corp. .................. 613 65,125
Exxon Mobil Corp. .................... 867 97,754
Kinder Morgan, Inc. ................... 5,350 151,459
Pembina Pipeline Corp. ................ 2,759 111,554
Range Resources Corp. ................ 1,001 37,678
Shell plc ........................... 21,791 781,587
South Bow Corp. ..................... 1,535 43,425
TC Energy Corp. ..................... 2,115 115,077
TotalEnergies SE ..................... 4,309 262,455
Williams Cos., Inc. (The) ................ 21,470 1,360,125
3,370,454
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 3,481 25,153
Singapore Airlines Ltd. ................. 7,600 38,421
63,574
Personal Care Products — 0.0%
Unilever plc ......................... 4,641 274,323
Pharmaceuticals — 0.7%
AstraZeneca plc ..................... 13,299 2,037,422
Bayer AG (Registered) ................. 1,871 62,288
Eli Lilly & Co. ....................... 75 57,225
GSK plc ........................... 4,169 89,517
Haleon plc ......................... 13,526 60,869
Ipsen SA .......................... 217 29,138
Kyowa Kirin Co. Ltd. ................... 1,100 17,196
Novartis AG (Registered) ............... 971 124,850
Novo Nordisk A/S , Class B .............. 25,331 1,410,472
Orion OYJ , Class B ................... 1,011 77,618
Recordati Industria Chimica e Farmaceutica SpA 942 57,495
Roche Holding AG .................... 1,336 446,843
Sanofi SA .......................... 11,887 1,125,626
UCB SA ........................... 292 81,507
5,678,066
Professional Services — 0.2%
Equifax, Inc. ........................ 512 131,343
Intertek Group plc .................... 792 50,414
Leidos Holdings, Inc. .................. 1,116 210,880
Paychex, Inc. ....................... 2,024 256,562
RELX plc .......................... 25,118 1,203,905
Teleperformance SE ................... 284 21,213
1,874,317
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................. 19,500 94,441
Lendlease Corp. Ltd.
(h)
................. 15,812 57,459
Mitsubishi Estate Co. Ltd. ............... 4,300 98,830
Mitsui Fudosan Co. Ltd. ................ 12,600 137,165
TAG Immobilien AG
(d)
.................. 1,947 33,684
Tokyu Fudosan Holdings Corp. ............ 8,200 67,778

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
VGP NV ........................... 825 $ 92,534
Vonovia SE ......................... 5,655 176,729
Wharf Real Estate Investment Co. Ltd. ...... 46,000 135,829
894,449
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 1,101 212,680
Centurion Accommodation REIT
(d)
......... 15,900 12,819
Essex Property Trust, Inc. ............... 1,181 316,106
Invitation Homes, Inc. .................. 2,330 68,339
Sun Communities, Inc. ................. 2,474 319,146
UDR, Inc. .......................... 723 26,939
UNITE Group plc (The) ................. 16,135 156,268
1,112,297
Retail REITs — 0.1%
Agree Realty Corp. ................... 3,548 252,050
Federal Realty Investment Trust ........... 1,313 133,020
Link REIT .......................... 24,200 124,339
Regency Centers Corp. ................ 3,156 230,073
Simon Property Group, Inc. .............. 1,820 341,559
1,081,041
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc. ................. 5,530 1,132,212
BE Semiconductor Industries NV .......... 380 56,898
Broadcom, Inc. ...................... 7,714 2,544,926
KLA Corp. .......................... 309 333,287
Lasertec Corp. ...................... 400 54,722
MediaTek, Inc. ....................... 22,000 954,134
Monolithic Power Systems, Inc. ........... 315 290,002
Taiwan Semiconductor Manufacturing Co. Ltd. . 49,000 2,128,454
Teradyne, Inc. ....................... 377 51,890
7,546,525
Software — 0.8%
Microsoft Corp. ...................... 8,504 4,404,647
Oracle Corp. ........................ 3,530 992,777
Salesforce, Inc. ...................... 1,295 306,915
SAP SE ........................... 3,224 863,281
Trend Micro, Inc. ..................... 600 32,840
6,600,460
Specialized REITs — 0.3%
DigiCo Infrastructure REIT
(h)
............. 23,757 41,765
Digital Realty Trust, Inc. ................ 1,635 282,659
EPR Properties ...................... 2,925 169,679
Equinix, Inc. ........................ 697 545,918
Iron Mountain, Inc. .................... 2,512 256,073
Keppel DC REIT ..................... 76,200 141,296
National Storage REIT
(h)
................ 88,271 137,143
Outfront Media, Inc. ................... 7,373 135,074
Public Storage ....................... 846 244,367
Smartstop Self Storage REIT, Inc. .......... 5,546 208,752
VICI Properties, Inc. ................... 5,380 175,442
2,338,168
Specialty Retail — 0.2%
Home Depot, Inc. (The) ................ 2,291 928,291
Industria de Diseno Textil SA ............. 5,227 289,282
Tractor Supply Co. .................... 1,606 91,333
1,308,906
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ......................... 5,298 1,349,030
FUJIFILM Holdings Corp. ............... 5,400 134,289
Hewlett Packard Enterprise Co. ........... 2,019 49,587
HP, Inc. ........................... 3,728 101,513
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ........................ 682 $ 80,790
Pure Storage, Inc. , Class A
(d)
............. 803 67,299
Ricoh Co. Ltd. ....................... 2,800 24,649
Seiko Epson Corp. .................... 1,500 19,188
1,826,345
Tobacco — 0.1%
British American Tobacco plc ............. 14,018 745,580
Trading Companies & Distributors — 0.2%
AddTech AB , Class B .................. 1,056 34,352
Brenntag SE ........................ 579 34,695
Fastenal Co. ........................ 5,666 277,860
ITOCHU Corp. ...................... 5,600 318,631
Mitsubishi Corp. ...................... 15,500 369,511
Rexel SA .......................... 1,187 39,080
RS GROUP plc ...................... 5,395 41,355
Sumitomo Corp. ..................... 5,100 147,558
Toyota Tsusho Corp. ................... 3,000 83,047
1,346,089
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(b) (d) (f)
.............. 1,311 8,233
Water Utilities — 0.0%
Severn Trent plc ..................... 1,392 48,534
United Utilities Group plc ................ 3,306 51,074
99,608
Total Common Stocks — 12 .0%
(Cost: $ 87,876,185 ) ............................... 100,521,185
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.20% , 02/04/26 ................... USD 314 311,622
2.70% , 02/01/27 ................... 450 440,828
6.26% , 05/01/27 ................... 966 993,934
3.20% , 03/01/29 ................... 644 621,407
5.15% , 05/01/30 ................... 336 344,788
3.63% , 02/01/31 ................... 505 483,687
3.60% , 05/01/34 ................... 321 290,349
3.90% , 05/01/49 ................... 9 6,782
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 18 18,983
General Electric Co., 4.30%, 07/29/30 ...... 400 402,376
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 80 80,520
5.35% , 06/01/34 ................... 17 17,617
4.85% , 04/27/35 ................... 118 117,624
Lockheed Martin Corp.
4.45% , 05/15/28 ................... 23 23,258
4.40% , 08/15/30 ................... 385 388,007
4.75% , 02/15/34 ................... 22 22,203
4.80% , 08/15/34 ................... 55 55,609
3.60% , 03/01/35 ................... 28 25,821
Series B , 6.15% , 09/01/36 ............. 23 25,514
Northrop Grumman Corp., 3.25%, 01/15/28 ... 17 16,719
RTX Corp.
5.75% , 01/15/29 ................... 131 137,292
6.10% , 03/15/34 ................... 238 260,609
Wolverine Escrow LLC, 0.00%, 11/15/26
(f)
.... 92 —
5,085,549

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 ........... USD 105 $ 94,434
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 198 198,335
4.65% , 09/13/29 ................... 400 403,744
3.25% , 03/01/32 ................... 185 170,160
5.15% , 09/13/34 ................... 200 198,833
971,072
Automobiles — 0.1%
Ford Motor Co., 9.63%, 04/22/30 ......... 22 25,633
General Motors Co., 5.35%, 04/15/28 ...... 245 250,674
Hyundai Capital America
(b)
6.25% , 11/03/25 ................... 162 162,235
4.88% , 06/23/27 ................... 445 448,858
Nissan Motor Acceptance Co. LLC, 1.85%,
09/16/26
(b)
...................... 228 219,773
1,107,173
Banks — 5.8%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a) (b)
..................... 580 597,152
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 787 815,751
Australia & New Zealand Banking Group Ltd.,
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82%,
06/18/36
(a) (b)
..................... 224 232,397
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
200 174,608
Bank of America Corp.
(a)
(1-day SOFR + 1.01%), 1.20% , 10/24/26 .. 66 65,872
(1-day SOFR + 1.29%), 5.08% , 01/20/27 .. 550 551,010
Series RR , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38%
(i)
....................... 87 85,572
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 591 579,197
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 659 645,412
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 1,056 1,046,319
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 63 62,039
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ...................... 1,492 1,484,746
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 876 886,853
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 312 295,535
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 323 337,760
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(i)
.... 247 250,156
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 933 962,936
Bank of Montreal, Series 6, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85
(a)
............ 200 203,547
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 200 214,637
Barclays plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13%
(i)
.... 200 200,034
(1-day SOFR + 2.21%), 5.83% , 05/09/27 .. 400 403,534
(1-day SOFR + 1.49%), 5.67% , 03/12/28 .. 251 255,881
(1-day SOFR + 0.96%), 5.09% , 02/25/29 .. 400 407,185
(1-day SOFR + 1.08%), 4.48% , 11/11/29 ... 686 687,212
(USISSO05 + 3.69%), 7.63%
(i)
......... 217 229,951
BNP Paribas SA
(a)(b)
(1-day SOFR + 1.45%), 4.79% , 05/09/29 .. 855 862,963
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(i)
.... USD 200 $ 211,778
CaixaBank SA, (1-day SOFR + 1.14%), 4.63%,
07/03/29
(a) (b)
..................... 649 653,544
Citibank NA, 4.58%, 05/29/27 ........... 415 418,672
Citigroup, Inc.
Series X , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.42%),
3.88%
(a) (i)
...................... 174 172,393
Series T , (3-mo. CME Term SOFR + 4.78%),
6.25%
(a) (i)
...................... 86 86,542
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
. 332 334,296
4.13% , 07/25/28 ................... 325 324,678
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(a)
. 1,669 1,690,497
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
. 495 507,779
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (i)
...................... 217 220,313
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (i)
...................... 302 310,156
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88%
(a) (i)
...................... 535 551,348
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 301 302,401
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 61 57,745
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 857 796,647
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 908 925,253
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 147 135,253
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(a)
. 205 205,111
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 53 47,769
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 152 144,397
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(a)
. 351 364,040
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(a)
. 662 693,501
Credit Agricole SA, (1-day SOFR + 1.46%),
5.22%, 05/27/31
(a) (b)
................ 1,263 1,295,624
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 380 385,870
HSBC Holdings plc
(a)
(1-day SOFR + 1.57%), 5.89% , 08/14/27 .. 275 278,703
(1-day SOFR + 1.06%), 5.60% , 05/17/28 .. 200 204,200
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 805 824,434
HSBC USA, Inc., 4.65%, 06/03/28 ........ 415 420,869
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
.... 400 400,870
JPMorgan Chase & Co.
(a)
Series KK , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.85%),
3.65%
(i)
....................... 39 38,572
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 39 38,017
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 71 71,939
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 350 352,990
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 131 133,362
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 76 72,115
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 1,534 1,536,967
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 1,230 1,297,988
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 489 500,956
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 27 28,201
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 1,455 1,492,457
(1-day SOFR + 2.04%), 2.52% , 04/22/31 .. 668 619,590
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 323 333,619
(1-day SOFR + 1.64%), 5.58% , 07/23/36 .. 75 77,751
KeyBank NA
5.85% , 11/15/27 ................... 543 560,204
3.90% , 04/13/29 ................... 250 244,585
4.90% , 08/08/32 ................... 250 248,187

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
KeyCorp
2.55% , 10/01/29 ................... USD 1,146 $ 1,073,823
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
. 972 1,054,815
Lloyds Banking Group plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75%
(i)
.... 260 262,743
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28 ...................... 335 340,965
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36 ...................... 200 209,941
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 127 137,962
(1-day SOFR + 1.40%), 5.18% , 07/08/31 .. 508 520,246
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 290 294,001
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27 ...................... 200 194,783
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ...................... 200 195,368
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 665 671,555
(1-day SOFR + 0.87%), 5.50% , 05/26/28 .. 250 255,510
(1-day SOFR + 0.77%), 4.47% , 07/06/28 .. 250 251,402
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 298 302,405
National Australia Bank Ltd., 2.33%, 08/21/30
(b)
250 225,026
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.10%), 5.58%, 03/01/28
(a)
............ 573 583,639
PNC Bank NA, (1-day SOFR + 0.63%), 4.54%,
05/13/27
(a)
...................... 250 250,388
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 .. 156 157,050
(SOFR Index + 1.73%), 6.62% , 10/20/27 .. 103 105,518
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 75 76,112
(1-day SOFR + 1.84%), 5.58% , 06/12/29 .. 281 291,181
(1-day SOFR + 1.07%), 5.22% , 01/29/31 .. 176 181,847
(1-day SOFR + 1.33%), 4.90% , 05/13/31 .. 40 40,848
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 195 205,634
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 224 231,871
(1-day SOFR + 1.42%), 5.37% , 07/21/36 .. 110 113,198
Santander UK Group Holdings plc
(a)
(1-day SOFR + 2.60%), 6.53% , 01/10/29 .. 432 452,140
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 200 208,657
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 200 182,825
Societe Generale SA, (1-day SOFR + 1.42%),
5.25%, 05/22/29
(a) (b)
................ 854 868,393
Toronto-Dominion Bank (The), 4.57%, 06/02/28 249 252,244
Truist Bank
(a)
(1-day SOFR + 0.59%), 4.67% , 05/20/27 .. 413 413,887
(1-day SOFR + 0.77%), 4.42% , 07/24/28 .. 250 251,066
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 467 472,419
(1-day SOFR + 2.45%), 7.16% , 10/30/29 .. 223 241,532
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 110 113,817
Wells Fargo & Co.
(a)
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.45%),
3.90%
(i)
....................... 115 113,883
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... 250 247,744
(1-day SOFR + 2.10%), 2.39% , 06/02/28 .. 158 153,593
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 250 259,088
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. USD 18 $ 19,065
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31 ...................... 313 290,880
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 1,318 1,359,255
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 353 392,216
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 414 431,839
48,102,816
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 36 35,543
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 58 57,264
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 ................... 76 77,559
5.88% , 06/15/35 ................... 57 62,170
232,536
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29
(j)
.......... 133 128,312
Amgen, Inc.
5.25% , 03/02/30 ................... 231 239,458
4.20% , 03/01/33 ................... 275 267,440
5.25% , 03/02/33 ................... 108 111,871
Gilead Sciences, Inc.
4.80% , 11/15/29 ................... 94 96,468
4.60% , 09/01/35 ................... 79 78,113
921,662
Broadline Retail — 0.0%
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... 74 70,665
Building Products — 0.0%
Carrier Global Corp., 5.90%, 03/15/34 ...... 65 69,748
Capital Markets — 2.8%
Ares Capital Corp.
5.88% , 03/01/29 ................... 159 163,589
5.95% , 07/15/29 ................... 183 189,068
5.80% , 03/08/32 ................... 294 299,474
Ares Strategic Income Fund, 5.70%, 03/15/28 . 1,742 1,766,429
Blackstone Secured Lending Fund, 2.85%,
09/30/28 ....................... 108 102,257
Blue Owl Capital Corp.
5.95% , 03/15/29 ................... 870 886,816
6.20% , 07/15/30 ................... 400 411,320
Blue Owl Credit Income Corp.
6.60% , 09/15/29 ................... 50 52,128
5.80% , 03/15/30 ................... 106 107,490
Charles Schwab Corp. (The), Series K, (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 5.00%
(a) (i)
........... 18 17,916
Citadel Securities Global Holdings LLC, 5.50%,
06/18/30
(b)
...................... 645 662,001
Deutsche Bank AG
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
. 240 234,742
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. 440 447,994
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. 175 183,774
5.41% , 05/10/29 ................... 655 682,055
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
. 170 181,842
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
. 540 545,107
FS KKR Capital Corp., 6.13%, 01/15/31 ..... 578 572,656
Goldman Sachs Group, Inc. (The)
Series U , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65%
(a) (i)
...................... 59 57,788
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13%
(a) (i)
...................... 55 54,084

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
. USD 460 $ 454,079
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 390 392,440
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 75 74,361
2.60% , 02/07/30 ................... 684 640,688
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 1,070 1,119,479
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 1,509 1,560,465
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 35 30,885
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 106 96,165
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 20 17,850
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 85 76,443
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 239 240,589
Intercontinental Exchange, Inc.
3.63% , 09/01/28 ................... 294 290,200
1.85% , 09/15/32 ................... 122 102,971
4.60% , 03/15/33 ................... 11 11,053
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d) (f) (k)
.................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 267 262,785
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 37 37,829
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 348 344,984
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 405 413,089
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5 5,118
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 500 522,107
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 1,158 1,186,789
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 1,127 1,139,319
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 1,784 1,841,355
(1-day SOFR + 1.51%), 5.19% , 04/17/31 .. 845 872,541
(1-day SOFR + 1.42%), 5.59% , 01/18/36 .. 105 109,936
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 45 39,088
Nasdaq, Inc.
5.35% , 06/28/28 ................... 149 153,633
5.55% , 02/15/34 ................... 49 51,449
UBS AG, 7.50%, 02/15/28 ............. 431 464,038
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27 ...................... 700 702,327
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27 ...................... 400 390,576
(1-day SOFR + 3.70%), 6.44% , 08/11/28 .. 250 259,759
(USISSO05 + 3.08%), 7.00%
(i)
......... 200 204,950
(1-day SOFR + 1.06%), 4.40% , 09/23/31 .. 845 842,133
(USISSO05 + 3.18%), 7.13%
(i)
......... 225 231,515
(USISSO05 + 3.30%), 7.00%
(i)
......... 200 203,886
(1-day SOFR + 1.76%), 5.58% , 05/09/36 .. 200 208,182
23,213,586
Chemicals — 0.2%
Dow Chemical Co. (The), 4.80%, 01/15/31 ... 175 174,266
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 794 800,149
Eastman Chemical Co., 5.00%, 08/01/29 .... 19 19,349
Ecolab, Inc., 4.30%, 06/15/28 ........... 60 60,478
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. 260 274,400
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... 5 5,016
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
..... 171 179,187
LYB International Finance II BV, 3.50%, 03/02/27 17 16,798
LYB International Finance III LLC, 5.63%,
05/15/33 ....................... 25 25,705
Nutrien Ltd.
5.20% , 06/21/27 ................... 19 19,305
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.90% , 03/27/28 ................... USD 18 $ 18,312
2.95% , 05/13/30 ................... 20 18,846
1,611,811
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 2.30%, 03/01/30 .... 57 52,732
Communications Equipment — 0.2%
Motorola Solutions, Inc.
5.00% , 04/15/29 ................... 355 363,495
4.85% , 08/15/30 ................... 333 339,346
2.75% , 05/24/31 ................... 447 408,047
5.20% , 08/15/32 ................... 482 496,747
5.40% , 04/15/34 ................... 25 25,914
1,633,549
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (i)
................ 200 207,480
Consumer Finance — 1.6%
AerCap Ireland Capital DAC
2.45% , 10/29/26 ................... 250 245,621
4.38% , 11/15/30 ................... 150 149,252
5.00% , 11/15/35 ................... 275 271,977
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(i)
....................... 132 128,558
(SOFR Index + 1.96%), 5.74% , 05/15/29 .. 245 250,778
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 1,349 1,374,242
(1-day SOFR + 1.78%), 5.55% , 07/31/33 .. 445 446,648
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ...................... 41 40,986
American Express Co.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 3.55%
(i)
.... 113 110,840
(1-day SOFR + 0.93%), 5.04% , 07/26/28 .. 299 304,102
(1-day SOFR + 1.22%), 4.92% , 07/20/33 .. 170 172,959
(1-day SOFR + 1.42%), 5.28% , 07/26/35 .. 220 227,087
Capital One Financial Corp.
3.75% , 07/28/26 ................... 375 373,498
Series M , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(a) (i)
...................... 49 48,102
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(a)
. 1,290 1,279,566
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(a)
. 155 160,790
(1-day SOFR + 1.63%), 5.20% , 09/11/36
(a)
. 170 168,130
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 455 454,163
5.80% , 03/05/27 ................... 620 626,272
7.35% , 11/04/27 ................... 400 417,195
6.80% , 05/12/28 ................... 788 818,403
5.11% , 05/03/29 ................... 1,452 1,441,231
5.30% , 09/06/29 ................... 1,010 1,007,484
7.35% , 03/06/30 ................... 335 358,584
7.20% , 06/10/30 ................... 222 237,336
4.00% , 11/13/30 ................... 225 209,882
6.05% , 03/05/31 ................... 222 227,135
3.63% , 06/17/31 ................... 232 211,005
General Motors Financial Co., Inc.
4.35% , 01/17/27 ................... 196 196,223
5.40% , 05/08/27 ................... 145 147,458
4.90% , 10/06/29 ................... 665 672,688
5.85% , 04/06/30 ................... 372 389,069

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Synchrony Financial
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. USD 155 $ 156,336
7.25% , 02/02/33 ................... 327 348,940
Toyota Motor Credit Corp., 1.65%, 01/10/31 ... 53 46,422
13,718,962
Consumer Staples Distribution & Retail — 0.0%
Target Corp., 2.35%, 02/15/30 ........... 26 24,206
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc.
4.80% , 03/17/28 ................... 188 190,108
5.50% , 03/17/35 ................... 375 386,140
Berry Global, Inc.
5.50% , 04/15/28 ................... 501 515,108
5.80% , 06/15/31 ................... 551 582,568
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 10,018
Sonoco Products Co., 2.25%, 02/01/27 ..... 135 131,495
1,815,437
Diversified REITs — 0.4%
GLP Capital LP
5.75% , 06/01/28 ................... 165 169,575
5.30% , 01/15/29 ................... 638 649,668
4.00% , 01/15/30 ................... 174 168,507
Simon Property Group LP, 4.38%, 10/01/30 ... 640 641,464
VICI Properties LP
4.75% , 02/15/28 ................... 649 654,457
4.75% , 04/01/28 ................... 45 45,469
3.88% , 02/15/29
(b)
.................. 55 53,699
4.63% , 12/01/29
(b)
.................. 37 36,635
4.13% , 08/15/30
(b)
.................. 740 715,162
3,134,636
Diversified Telecommunication Services — 0.1%
Sprint Capital Corp., 6.88%, 11/15/28 ....... 780 839,006
Electric Utilities — 2.3%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 55 56,904
Alabama Power Co., 3.75%, 09/01/27 ...... 100 99,811
Alliant Energy Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56
(a)
............ 190 190,238
American Electric Power Co., Inc.
(a)
Series C , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80% , 03/15/56 ................. 300 298,949
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05% , 03/15/56 ................. 140 140,197
Arizona Public Service Co., 5.70%, 08/15/34 .. 245 256,699
Baltimore Gas & Electric Co.
2.40% , 08/15/26 ................... 400 394,742
2.25% , 06/15/31 ................... 14 12,533
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 110 111,172
DTE Electric Co.
5.20% , 03/01/34 ................... 25 25,874
Series A , 6.63% , 06/01/36 ............. 23 26,006
Duke Energy Carolinas LLC
4.85% , 03/15/30 ................... 132 135,580
4.95% , 01/15/33 ................... 123 126,456
4.85% , 01/15/34 ................... 56 56,695
Duke Energy Florida LLC, 1.75%, 06/15/30 ... 125 111,891
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $497,000), 6.01%, 09/15/35
(f) (g)
...... 497 505,698
Duke Energy Progress LLC
2.00% , 08/15/31 ................... 116 101,980
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.40% , 04/01/32 ................... USD 68 $ 64,203
Enel Finance International NV, 4.38%, 09/30/30
(b)
1,036 1,028,954
Eversource Energy
4.60% , 07/01/27 ................... 210 211,185
Series M , 3.30% , 01/15/28 ............ 133 130,195
5.45% , 03/01/28 ................... 79 81,147
Exelon Corp.
2.75% , 03/15/27 ................... 40 39,213
5.15% , 03/15/28 ................... 200 204,563
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(l)
............ 898 892,493
2.65% , 03/01/30 ................... 782 725,536
FirstEnergy Transmission LLC
4.55% , 01/15/30 ................... 141 141,902
5.00% , 01/15/35 ................... 153 153,091
Georgia Power Co.
4.55% , 03/15/30 ................... 795 807,301
4.70% , 05/15/32 ................... 216 218,608
4.95% , 05/17/33 ................... 67 68,346
5.25% , 03/15/34 ................... 28 28,883
Interstate Power & Light Co., 4.95%, 09/30/34 . 182 180,970
MidAmerican Energy Co., 5.75%, 11/01/35 ... 21 22,470
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 20 19,449
3.55% , 05/01/27 ................... 300 297,476
4.69% , 09/01/27 ................... 260 262,828
2.75% , 11/01/29 ................... 37 34,973
5.00% , 02/28/30 ................... 57 58,764
2.44% , 01/15/32 ................... 50 44,180
5.05% , 02/28/33 ................... 57 58,221
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(a)
..................... 152 148,225
NRG Energy, Inc., 2.45%, 12/02/27
(b)
....... 256 245,400
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 18 16,740
5.00% , 06/01/33 ................... 177 179,413
5.65% , 06/01/34 ................... 25 26,139
Series F , 5.85% , 10/01/35 ............. 9 9,447
Pacific Gas & Electric Co.
2.10% , 08/01/27 ................... 228 219,163
4.20% , 03/01/29 ................... 685 678,766
5.55% , 05/15/29 ................... 288 296,450
4.55% , 07/01/30 ................... 1,378 1,368,428
2.50% , 02/01/31 ................... 444 395,561
3.25% , 06/01/31 ................... 146 134,253
5.80% , 05/15/34 ................... 672 696,302
PECO Energy Co., 4.90%, 06/15/33 ....... 85 86,806
PG&E Corp.
5.25% , 07/01/30 ................... 88 86,781
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 527 541,413
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 360 370,220
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 110 112,503
Public Service Electric & Gas Co.
3.20% , 05/15/29 ................... 99 95,966
2.45% , 01/15/30 ................... 39 36,397
4.90% , 12/15/32 ................... 210 214,779
Series Q , 5.05% , 03/01/35 ............ 200 203,993
Southern California Edison Co.
4.88% , 02/01/27
(j)
.................. 171 171,987
Series B , 3.65% , 03/01/28
(j)
............ 193 189,659
Series G , 2.50% , 06/01/31 ............ 337 298,815

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 .......... USD 150 $ 141,606
5.20% , 06/15/33 ................... 94 96,637
4.85% , 03/15/35 ................... 349 345,420
4.25% , 07/01/36 ................... 116 107,788
System Energy Resources, Inc.
6.00% , 04/15/28 ................... 135 140,436
5.30% , 12/15/34 ................... 80 80,524
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... 523 536,232
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 892 897,126
4.38% , 05/01/29 ................... 1,047 1,025,077
5.70% , 12/30/34 ................... 357 369,432
18,990,260
Entertainment — 0.1%
Netflix, Inc., 5.88%, 11/15/28 ............ 43 45,343
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 429 423,101
468,444
Financial Services — 0.4%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 595 601,025
Fidelity National Information Services, Inc.
1.65% , 03/01/28 ................... 135 127,230
3.75% , 05/21/29 ................... 85 83,166
5.10% , 07/15/32 ................... 234 239,806
Fiserv, Inc.
3.50% , 07/01/29 ................... 123 119,549
5.63% , 08/21/33 ................... 47 49,343
5.45% , 03/15/34 ................... 77 79,573
5.15% , 08/12/34 ................... 80 80,956
Global Payments, Inc.
1.20% , 03/01/26 ................... 53 52,299
3.20% , 08/15/29 ................... 73 69,327
Nationwide Building Society, (1-day SOFR +
1.06%), 4.65%, 07/14/29
(a) (b)
........... 650 655,311
NTT Finance Corp.
(b)
4.57% , 07/16/27 ................... 695 700,012
4.62% , 07/16/28 ................... 200 201,978
4.88% , 07/16/30 ................... 200 203,214
5.17% , 07/16/32 ................... 200 204,833
PayPal Holdings, Inc., 2.85%, 10/01/29 ..... 17 16,207
3,483,829
Food Products — 0.2%
Kraft Heinz Foods Co.
3.75% , 04/01/30 ................... 523 507,239
5.40% , 03/15/35 ................... 433 442,409
Mars, Inc., 4.80%, 03/01/30
(b)
........... 848 863,923
1,813,571
Gas Utilities — 0.0%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 47 50,967
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ....................... 18 18,464
69,431
Ground Transportation — 0.3%
CSX Corp.
3.80% , 03/01/28 ................... 19 18,923
4.25% , 03/15/29 ................... 19 19,072
Penske Truck Leasing Co. LP
(b)
5.75% , 05/24/26 ................... 275 277,180
4.40% , 07/01/27 ................... 33 33,084
5.88% , 11/15/27 ................... 25 25,783
5.70% , 02/01/28 ................... 241 247,949
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.35% , 03/30/29 ................... USD 111 $ 114,155
5.25% , 07/01/29 ................... 175 179,949
5.25% , 02/01/30 ................... 54 55,695
Ryder System, Inc.
1.75% , 09/01/26 ................... 80 78,305
2.85% , 03/01/27 ................... 135 132,620
6.60% , 12/01/33 ................... 134 150,077
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
...................... 200 194,943
Uber Technologies, Inc.
4.30% , 01/15/30 ................... 696 698,014
4.80% , 09/15/34 ................... 49 49,092
2,274,841
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.
1.92% , 02/01/27 ................... 76 73,662
2.27% , 12/01/28 ................... 93 87,291
3.95% , 04/01/30 ................... 63 61,758
1.73% , 04/01/31 ................... 7 6,018
Becton Dickinson & Co., 4.87%, 02/08/29 .... 384 391,580
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 75 77,298
Solventum Corp.
5.45% , 02/25/27 ................... 39 39,633
5.40% , 03/01/29 ................... 854 881,320
5.45% , 03/13/31 ................... 881 918,708
5.60% , 03/23/34 ................... 211 219,678
2,756,946
Health Care Providers & Services — 1.4%
Banner Health, 1.90%, 01/01/31 .......... 128 113,522
Centene Corp.
4.25% , 12/15/27 ................... 1,250 1,227,522
2.45% , 07/15/28 ................... 21 19,514
3.38% , 02/15/30 ................... 1,467 1,349,181
3.00% , 10/15/30 ................... 242 216,236
2.50% , 03/01/31 ................... 187 161,084
2.63% , 08/01/31 ................... 158 135,726
CommonSpirit Health
6.07% , 11/01/27 ................... 35 36,295
3.35% , 10/01/29 ................... 69 66,642
2.78% , 10/01/30 ................... 161 148,793
Elevance Health, Inc.
4.10% , 03/01/28 ................... 111 110,940
4.00% , 09/15/28 ................... 675 672,049
4.10% , 05/15/32 ................... 229 222,451
4.60% , 09/15/32 ................... 450 447,266
4.75% , 02/15/33 ................... 27 27,083
HCA, Inc.
3.13% , 03/15/27 ................... 987 973,122
4.13% , 06/15/29 ................... 268 265,677
5.25% , 03/01/30 ................... 835 862,072
3.50% , 09/01/30 ................... 356 340,038
5.45% , 09/15/34 ................... 838 859,612
5.75% , 03/01/35 ................... 341 356,507
Humana, Inc.
4.88% , 04/01/30 ................... 45 45,542
5.88% , 03/01/33 ................... 149 156,763
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ....................... 90 78,138
Sutter Health, Series 2018, 3.70%, 08/15/28 .. 127 125,891
UnitedHealth Group, Inc.
4.40% , 06/15/28 ................... 170 171,655
4.70% , 04/15/29 ................... 195 198,627

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.88% , 08/15/29 ................... USD 480 $ 457,981
4.80% , 01/15/30 ................... 17 17,366
4.65% , 01/15/31 ................... 778 788,435
4.95% , 01/15/32 ................... 606 620,926
5.30% , 06/15/35 ................... 70 72,361
11,345,017
Health Care REITs — 0.3%
Healthpeak OP LLC
1.35% , 02/01/27 ................... 262 252,190
5.25% , 12/15/32 ................... 67 68,897
Ventas Realty LP
3.25% , 10/15/26 ................... 64 63,331
3.85% , 04/01/27 ................... 94 93,633
4.00% , 03/01/28 ................... 126 125,422
3.00% , 01/15/30 ................... 160 151,467
4.75% , 11/15/30 ................... 70 70,859
5.63% , 07/01/34 ................... 120 124,954
5.00% , 01/15/35 ................... 255 255,118
Welltower OP LLC
3.10% , 01/15/30 ................... 122 116,528
4.50% , 07/01/30 ................... 1,170 1,180,915
3.85% , 06/15/32 ................... 276 264,424
2,767,738
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 5.75%, 08/01/32
(b)
......... 355 361,276
Expedia Group, Inc.
3.80% , 02/15/28 ................... 35 34,696
3.25% , 02/15/30 ................... 402 384,089
780,061
Household Durables — 0.1%
DR Horton, Inc.
1.30% , 10/15/26 ................... 353 343,185
5.50% , 10/15/35 ................... 186 192,845
536,030
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
5.45% , 06/01/28 ................... 295 302,140
2.45% , 01/15/31 ................... 196 175,526
Calpine Corp., 5.13%, 03/15/28
(b)
......... 657 657,335
Southern Power Co., Series A, 4.25%, 10/01/30 275 273,342
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (i)
..................... 320 327,314
1,735,657
Industrial Conglomerates — 0.3%
3M Co.
3.63% , 09/14/28 ................... 136 134,441
4.80% , 03/15/30 ................... 100 102,246
5.15% , 03/15/35 ................... 720 737,483
Honeywell International, Inc.
4.88% , 09/01/29 ................... 179 184,058
4.70% , 02/01/30 ................... 435 443,434
4.95% , 09/01/31 ................... 255 263,621
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 714 726,847
2,592,130
Industrial REITs — 0.0%
Prologis LP
4.88% , 06/15/28 ................... 42 42,961
4.75% , 01/15/31 ................... 21 21,447
4.75% , 06/15/33 ................... 27 27,234
5.13% , 01/15/34 ................... 56 57,513
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
5.00% , 03/15/34 ................... USD 73 $ 74,174
223,329
Insurance — 0.3%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 586 596,249
Aon Corp.
2.85% , 05/28/27 ................... 113 110,797
2.60% , 12/02/31 ................... 104 93,648
5.35% , 02/28/33 ................... 109 113,800
Arthur J Gallagher & Co.
4.85% , 12/15/29 ................... 50 51,022
5.15% , 02/15/35 ................... 250 252,956
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 ................... 21 22,708
5.40% , 09/15/33 ................... 26 27,282
5.15% , 03/15/34 ................... 47 48,664
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 758 783,787
2,100,913
IT Services — 0.0%
IBM International Capital Pte. Ltd., 4.60%,
02/05/29 ....................... 192 194,587
Machinery — 0.1%
Daimler Truck Finance North America LLC,
5.00%, 01/15/27
(b)
................. 155 156,584
Ingersoll Rand, Inc.
5.18% , 06/15/29 ................... 239 246,944
5.45% , 06/15/34 ................... 73 76,112
Otis Worldwide Corp., 2.57%, 02/15/30 ..... 73 67,967
547,607
Media — 0.7%
Charter Communications Operating LLC
2.25% , 01/15/29 ................... 789 733,802
6.10% , 06/01/29 ................... 917 962,294
2.80% , 04/01/31 ................... 1,530 1,380,445
2.30% , 02/01/32 ................... 489 418,391
6.55% , 06/01/34 ................... 737 785,433
Comcast Corp.
3.55% , 05/01/28 ................... 50 49,495
2.65% , 02/01/30 ................... 29 27,193
3.40% , 04/01/30 ................... 83 80,299
4.25% , 10/15/30 ................... 60 60,103
1.95% , 01/15/31 ................... 62 55,071
1.50% , 02/15/31 ................... 37 31,990
5.50% , 11/15/32 ................... 84 89,016
Cox Communications, Inc., 5.45%, 09/01/34
(b)
. 550 548,009
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 345 336,806
Grupo Televisa SAB, 8.50%, 03/11/32 ...... 8 8,660
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 ................... 303 305,159
4.75% , 03/30/30 ................... 26 26,118
Paramount Global
3.70% , 06/01/28 ................... 31 30,332
4.20% , 05/19/32 ................... 125 116,447
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(a)
..................... 53 52,912
6,097,975
Metals & Mining — 0.5%
Anglo American Capital plc, 4.50%, 03/15/28
(b)
. 264 265,165
Freeport-McMoRan, Inc.
4.13% , 03/01/28 ................... 303 301,230
5.40% , 11/14/34 ................... 19 19,473
Glencore Canada Corp., 6.20%, 06/15/35 .... 73 77,672

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... USD 248 $ 246,820
5.37% , 04/04/29 ................... 323 332,818
5.63% , 04/04/34 ................... 440 457,932
Rio Tinto Finance USA plc
4.88% , 03/14/30 ................... 90 92,228
5.00% , 03/14/32 ................... 215 221,014
Steel Dynamics, Inc.
3.45% , 04/15/30 ................... 510 491,088
5.38% , 08/15/34 ................... 655 677,137
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 390 375,570
6.13% , 06/12/33 ................... 203 216,824
3,774,971
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(l)
...................... 218 219,568
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 ................... 97 95,273
1.65% , 05/15/31 ................... 146 126,485
CenterPoint Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. 56 59,399
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 182 189,651
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... 42 43,374
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 5.95% ,
04/01/56 ...................... 335 335,000
Consumers Energy Co.
4.60% , 05/30/29 ................... 110 111,674
4.70% , 01/15/30 ................... 270 275,728
Dominion Energy, Inc.
4.60% , 05/15/28 ................... 440 444,427
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
................ 80 86,743
NiSource, Inc.
5.25% , 03/30/28 ................... 398 408,332
5.40% , 06/30/33 ................... 45 46,651
5.35% , 04/01/34 ................... 106 109,134
Sempra, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
...................... 516 534,664
WEC Energy Group, Inc., 4.75%, 01/15/28 ... 9 9,126
3,095,229
Oil, Gas & Consumable Fuels — 2.3%
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 536 541,849
3.70% , 11/15/29 ................... 82 79,691
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 498 496,405
3.25% , 01/31/32 ................... 154 140,296
5.95% , 06/30/33 ................... 57 60,340
5.75% , 08/15/34 ................... 250 259,897
5.55% , 10/30/35
(b)
.................. 85 86,837
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 497 495,446
5.65% , 04/15/34 ................... 426 439,138
DCP Midstream Operating LP
5.63% , 07/15/27 ................... 615 628,185
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.13% , 08/16/30 ................... USD 32 $ 36,744
3.25% , 02/15/32 ................... 783 713,568
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... 18 17,366
5.15% , 01/30/30 ................... 150 154,481
3.13% , 03/24/31 ................... 384 356,784
5.40% , 04/18/34 ................... 270 275,638
Enbridge, Inc., Series 20-A, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.31%), 5.75%, 07/15/80
(a)
............ 335 338,220
Energy Transfer LP
4.40% , 03/15/27 ................... 400 401,358
5.55% , 02/15/28 ................... 422 434,384
3.75% , 05/15/30 ................... 727 705,968
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (i)
...................... 322 332,721
5.60% , 09/01/34 ................... 177 181,657
5.70% , 04/01/35 ................... 790 815,738
Enterprise Products Operating LLC, Series E,
(3-mo. CME Term SOFR + 3.29%), 5.25%,
08/16/77
(a)
...................... 339 338,635
EOG Resources, Inc., 4.38%, 04/15/30 ..... 15 15,082
EQT Corp.
3.13% , 05/15/26
(b)
.................. 242 239,783
3.90% , 10/01/27 ................... 119 118,236
4.50% , 01/15/29 ................... 100 100,014
5.00% , 01/15/29 ................... 462 468,450
7.00% , 02/01/30
(l)
.................. 374 407,190
4.75% , 01/15/31 ................... 540 538,899
3.63% , 05/15/31
(b)
.................. 250 233,768
5.75% , 02/01/34 ................... 609 637,355
Expand Energy Corp.
5.38% , 02/01/29 ................... 1,254 1,254,387
5.88% , 02/01/29
(b)
.................. 406 407,509
6.75% , 04/15/29
(b)
.................. 743 750,753
5.38% , 03/15/30 ................... 1,907 1,939,055
4.75% , 02/01/32 ................... 243 238,814
5.70% , 01/15/35 ................... 171 175,756
Hess Corp., 4.30%, 04/01/27 ............ 467 468,542
Kinder Morgan, Inc.
4.30% , 03/01/28 ................... 163 163,702
5.10% , 08/01/29 ................... 255 262,051
5.15% , 06/01/30 ................... 150 154,737
5.40% , 02/01/34 ................... 355 366,001
5.85% , 06/01/35 ................... 115 121,117
Occidental Petroleum Corp.
8.50% , 07/15/27 ................... 47 49,289
5.20% , 08/01/29 ................... 130 131,911
Repsol E&P Capital Markets US LLC
(b)
4.81% , 09/16/28 ................... 200 200,866
5.20% , 09/16/30 ................... 465 468,366
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 100 100,605
4.50% , 05/15/30 ................... 96 96,335
Targa Resources Corp.
5.50% , 02/15/35 ................... 107 108,877
5.55% , 08/15/35 ................... 18 18,359
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
...................... 337 337,203
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 295 297,200
Williams Cos., Inc. (The)
3.75% , 06/15/27 ................... 100 99,321
5.30% , 08/15/28 ................... 59 60,831
19,361,710

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... USD 311 $ 309,562
United Airlines Pass-Through Trust, Series 2024-
1, Class A, 5.88%, 02/15/37 ........... 367 374,272
683,834
Pharmaceuticals — 0.6%
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
.. 360 358,717
Bayer US Finance LLC
(b)
6.13% , 11/21/26 ................... 2,227 2,265,498
6.25% , 01/21/29 ................... 220 231,337
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28
(j)
.................. 187 189,131
4.65% , 05/19/30 ................... 86 87,613
4.75% , 05/19/33 ................... 313 316,209
Teva Pharmaceutical Finance Netherlands III BV,
8.13%, 09/15/31 .................. 1,093 1,246,621
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 365 375,950
5,071,076
Professional Services — 0.0%
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 58 59,796
Residential REITs — 0.2%
American Homes 4 Rent LP
4.25% , 02/15/28 ................... 243 242,409
4.90% , 02/15/29 ................... 91 92,555
5.50% , 07/15/34 ................... 215 221,550
AvalonBay Communities, Inc., 5.00%, 02/15/33 192 196,102
Camden Property Trust, 4.10%, 10/15/28 .... 88 88,137
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... 260 245,467
2.70% , 01/15/34 ................... 44 37,309
4.88% , 02/01/35 ................... 177 174,788
1,298,317
Retail REITs — 0.1%
Realty Income Corp.
3.65% , 01/15/28 ................... 136 134,869
4.70% , 12/15/28 ................... 83 84,492
4.75% , 02/15/29 ................... 106 108,011
3.25% , 01/15/31 ................... 96 90,874
2.85% , 12/15/32 ................... 69 61,573
5.13% , 04/15/35 ................... 70 71,181
Regency Centers LP
4.13% , 03/15/28 ................... 238 237,989
5.25% , 01/15/34 ................... 36 36,999
5.10% , 01/15/35 ................... 155 156,964
982,952
Semiconductors & Semiconductor Equipment — 0.7%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $203,000), 6.50%, 03/20/45
(f) (g)
...... 203 210,369
Applied Materials, Inc.
4.00% , 01/15/31 ................... 300 297,034
4.60% , 01/15/36 ................... 170 168,240
Broadcom, Inc.
4.00% , 04/15/29
(b)
.................. 570 567,351
5.05% , 07/12/29 ................... 80 82,407
5.05% , 04/15/30 ................... 65 67,224
4.60% , 07/15/30 ................... 590 598,920
4.20% , 10/15/30 ................... 135 134,770
2.45% , 02/15/31
(b)
.................. 686 623,926
3.42% , 04/15/33
(b)
.................. 581 537,700
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 657 692,812
5.88% , 01/25/34 ................... 200 208,353
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.
5.33% , 02/06/29 ................... USD 195 $ 200,912
4.66% , 02/15/30 ................... 175 176,609
6.05% , 11/01/35 ................... 499 533,151
QUALCOMM, Inc., 5.00%, 05/20/35 ....... 419 427,778
5,527,556
Software — 0.9%
AppLovin Corp.
5.13% , 12/01/29 ................... 828 847,049
5.50% , 12/01/34 ................... 720 743,218
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 57 59,121
Oracle Corp.
3.25% , 11/15/27 ................... 390 383,211
2.30% , 03/25/28 ................... 678 648,224
4.45% , 09/26/30 ................... 225 224,890
2.88% , 03/25/31 ................... 768 705,206
4.80% , 09/26/32 ................... 440 440,529
Roper Technologies, Inc., 4.25%, 09/15/28 ... 130 130,607
Stripe, Inc., (Acquired 09/26/25, cost $500,000),
5.04%, 09/26/30
(g)
................. 500 500,000
Synopsys, Inc.
4.85% , 04/01/30 ................... 475 483,821
5.00% , 04/01/32 ................... 659 673,430
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (m)
.................... 926 925,841
VMware LLC
3.90% , 08/21/27 ................... 329 327,784
2.20% , 08/15/31 ................... 308 271,663
Workday, Inc., 3.50%, 04/01/27 .......... 20 19,823
7,384,417
Specialized REITs — 0.4%
American Tower Corp.
1.45% , 09/15/26 ................... 12 11,709
3.65% , 03/15/27 ................... 147 145,907
5.50% , 03/15/28 ................... 700 721,407
5.20% , 02/15/29 ................... 596 613,277
5.00% , 01/31/30 ................... 70 71,635
2.30% , 09/15/31 ................... 132 116,630
5.40% , 01/31/35 ................... 476 491,852
Crown Castle, Inc.
2.90% , 03/15/27 ................... 35 34,325
4.80% , 09/01/28 ................... 6 6,085
5.60% , 06/01/29 ................... 87 90,400
4.90% , 09/01/29 ................... 42 42,603
2.25% , 01/15/31 ................... 57 50,729
2.50% , 07/15/31 ................... 84 74,782
5.10% , 05/01/33 ................... 33 33,395
5.80% , 03/01/34 ................... 37 38,932
Equinix, Inc., 2.00%, 05/15/28 ........... 148 140,280
Extra Space Storage LP
5.70% , 04/01/28 ................... 671 693,018
4.95% , 01/15/33 ................... 255 256,504
5.40% , 02/01/34 ................... 130 133,775
3,767,245
Specialty Retail — 0.0%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
.. 14 13,605
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
5.00% , 04/01/30 ................... 153 156,718
4.75% , 10/06/32 ................... 265 263,815
Hewlett Packard Enterprise Co.
4.55% , 10/15/29 ................... 94 94,509

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
5.00% , 10/15/34 ................... USD 128 $ 127,005
642,047
Tobacco — 0.7%
Altria Group, Inc.
4.50% , 08/06/30 ................... 539 541,087
2.45% , 02/04/32 ................... 704 619,710
BAT Capital Corp.
3.22% , 09/06/26 ................... 1,511 1,499,358
4.70% , 04/02/27 ................... 458 461,032
3.56% , 08/15/27 ................... 150 148,466
2.26% , 03/25/28 ................... 58 55,425
6.34% , 08/02/30 ................... 145 156,531
6.42% , 08/02/33 ................... 45 49,402
6.00% , 02/20/34 ................... 69 73,708
BAT International Finance plc, 5.93%, 02/02/29 230 241,543
Philip Morris International, Inc.
4.13% , 04/28/28 ................... 365 365,654
4.38% , 04/30/30 ................... 1,196 1,201,321
4.75% , 11/01/31 ................... 591 601,131
Reynolds American, Inc., 5.70%, 08/15/35 .... 115 119,710
6,134,078
Trading Companies & Distributors — 0.4%
Air Lease Corp.
1.88% , 08/15/26 ................... 664 650,192
5.85% , 12/15/27 ................... 46 47,381
3.00% , 02/01/30 ................... 33 30,730
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 ................... 683 667,411
4.80% , 10/24/30 ................... 1,215 1,213,888
GATX Corp., 5.40%, 03/15/27 ........... 257 260,719
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
...................... 266 273,902
3,144,223
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(f)
.... 28 6,927
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.63%, 04/22/29 ... 262 255,364
Rogers Communications, Inc.
3.20% , 03/15/27 ................... 126 124,203
3.80% , 03/15/32 ................... 132 124,692
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 107 111,548
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 58 61,489
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... 186 177,335
3.88% , 04/15/30 ................... 240 235,341
2.55% , 02/15/31 ................... 13 11,812
2.25% , 11/15/31 ................... 246 216,412
2.70% , 03/15/32 ................... 24 21,514
6.70% , 12/15/33 ................... 91 101,760
1,441,470
Total Corporate Bonds — 26 .9%
(Cost: $ 220,336,720 ) .............................. 224,074,879
Security
Par (000)
Par (000) Value
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(e)
Barclays Bank plc ( ATI, Inc. ) , 22.60% , 10/29/25 USD 2 $ 145,999
JPMorgan Structured Products BV ( GE
Aerospace ) , 13.28% , 10/22/25 .......... 3 903,475
1,049,474
Automobile Components — 0.0%
JPMorgan Structured Products BV ( BorgWarner,
Inc. ) , 11.71% , 10/31/25
(b) (e)
............ 3 147,724
Banks — 0.2%
(b)(e)
BNP Paribas SA ( Wells Fargo & Co. ) ,
13.14% , 10/15/25 .................. 3 291,282
Citigroup, Inc. ( JPMorgan Chase & Co. ) ,
13.83% , 10/15/25 .................. 3 885,920
Royal Bank of Canada ( KeyCorp ) ,
13.90% , 10/16/25 .................. 5 85,730
Royal Bank of Canada ( Royal Bank of Canada ) ,
10.24% , 12/10/25 .................. —
(n)
584,042
1,846,974
Beverages — 0.0%
Societe Generale SA ( Molson Coors Beverage
Co. ) , 14.08% , 11/07/25
(b) (e)
............. 3 138,418
Biotechnology — 0.1%
(b)(e)
Citigroup, Inc. ( AbbVie, Inc. ) , 15.00% , 10/30/25 2 415,895
Goldman Sachs International ( Biogen, Inc. ) ,
20.52% , 10/30/25 .................. 3 363,747
779,642
Broadline Retail — 0.3%
(b)(e)
Citigroup, Inc. ( Etsy, Inc. ) , 26.13% , 10/30/25 ... 2 151,167
Goldman Sachs International ( eBay, Inc. ) ,
14.10% , 10/30/25 .................. 4 393,936
Nomura Holdings, Inc. ( MercadoLibre, Inc. ) ,
13.19% , 10/29/25 .................. —
(n)
141,802
Societe Generale SA ( Amazon.com, Inc. ) ,
15.15% , 10/31/25 .................. 7 1,549,564
2,236,469
Building Products — 0.1%
(b)(e)
Barclays Bank plc ( Lennox International, Inc. ) ,
20.96% , 10/23/25 .................. —
(n)
108,471
BNP Paribas SA ( Trane Technologies plc ) ,
11.33% , 10/31/25 .................. 1 397,981
JPMorgan Structured Products BV ( Johnson
Controls International plc ) , 11.38% , 11/06/25 1 87,269
Societe Generale SA ( Owens Corning ) ,
25.19% , 11/06/25 .................. 1 169,843
763,564
Capital Markets — 0.5%
(b)(e)
Barclays Bank plc ( Blackstone, Inc. ) ,
16.55% , 10/17/25 .................. 1 172,503
Barclays Bank plc ( CME Group, Inc. ) ,
13.28% , 10/23/25 .................. 1 144,153
Barclays Bank plc ( Moody's Corp. ) ,
10.59% , 10/22/25 .................. —
(n)
109,737
Barclays Bank plc ( Nasdaq, Inc. ) ,
11.66% , 10/24/25 .................. 2 135,811
BNP Paribas SA ( Charles Schwab Corp. (The) ) ,
11.26% , 10/16/25 .................. 7 678,185
BNP Paribas SA ( Morgan Stanley ) ,
13.87% , 10/16/25 .................. 5 739,349
BNP Paribas SA ( State Street Corp. ) ,
20.72% , 10/16/25 .................. 1 114,849
Citigroup, Inc. ( Bank of New York Mellon Corp.
(The) ) , 7.64% , 10/17/25 .............. 3 290,432

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Citigroup, Inc. ( Intercontinental Exchange, Inc. ) ,
8.03% , 10/31/25 ................... USD 1 $ 247,775
JPMorgan Structured Products BV ( Goldman
Sachs Group, Inc. (The) ) , 18.65% , 10/15/25 . 1 592,416
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
7.62% , 10/27/25 ................... 1 410,474
Royal Bank of Canada ( Evercore, Inc. ) ,
21.88% , 10/23/25 .................. 1 204,098
Royal Bank of Canada ( Stifel Financial Corp. ) ,
14.28% , 10/23/25 .................. 2 174,139
Societe Generale SA ( Moelis & Co. ) ,
19.16% , 10/23/25 .................. 2 141,465
4,155,386
Chemicals — 0.1%
(b)(e)
Nomura Holdings, Inc. ( CF Industries Holdings,
Inc. ) , 16.79% , 11/05/25 ............... 1 117,453
Societe Generale SA ( DuPont de Nemours, Inc. ) ,
16.09% , 11/05/25 .................. 2 145,176
Societe Generale SA ( Linde plc ) ,
7.61% , 10/31/25 ................... 1 258,249
520,878
Commercial Services & Supplies — 0.0%
(b)(e)
Goldman Sachs International ( Waste
Management, Inc. ) , 10.46% , 10/29/25 ..... 1 173,897
Morgan Stanley & Co. LLC ( Cintas Corp. ) ,
10.37% , 12/19/25 .................. 1 174,321
348,218
Communications Equipment — 0.1%
Barclays Bank plc ( Arista Networks, Inc. ) ,
32.87% , 11/07/25
(b) (e)
................ 3 405,939
Construction & Engineering — 0.0%
Societe Generale SA ( MasTec, Inc. ) ,
19.79% , 10/30/25
(b) (e)
................ 1 180,388
Construction Materials — 0.0%
(b)(e)
Barclays Bank plc ( Vulcan Materials Co. ) ,
9.75% , 10/30/25 ................... —
(n)
117,056
Toronto-Dominion Bank (The) ( Vulcan Materials
Co. ) , 10.93% , 10/30/25 ............... 1 235,581
352,637
Consumer Finance — 0.1%
(b)(e)
Barclays Bank plc ( Capital One Financial Corp. ) ,
16.17% , 10/24/25 .................. 1 271,103
Barclays Bank plc ( Synchrony Financial ) ,
20.46% , 10/16/25 .................. 2 136,668
407,771
Consumer Staples Distribution & Retail — 0.2%
(b)(e)
BNP Paribas SA ( Target Corp. ) ,
18.22% , 10/02/25 .................. 3 261,526
JPMorgan Structured Products BV ( Costco
Wholesale Corp. ) , 9.72% , 12/12/25 ....... 1 705,773
Nomura Holdings, Inc. ( US Foods Holding Corp. ) ,
8.38% , 11/07/25 ................... 2 139,006
Societe Generale SA ( Target Corp. ) ,
30.77% , 11/19/25 .................. 5 448,769
1,555,074
Containers & Packaging — 0.0%
(b)(e)
Barclays Bank plc ( Crown Holdings, Inc. ) ,
13.63% , 10/17/25 .................. 1 84,845
Barclays Bank plc ( Packaging Corp. of America ) ,
14.43% , 10/22/25 .................. 1 118,709
203,554
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.0%
Barclays Bank plc ( Bright Horizons Family
Solutions, Inc. ) , 20.51% , 11/05/25
(b) (e)
..... USD 1 $ 143,362
Diversified Telecommunication Services — 0.1%
(b)(e)
Nomura Holdings, Inc. ( AT&T, Inc. ) ,
16.24% , 10/22/25 .................. 13 355,341
Royal Bank of Canada ( Verizon Communications,
Inc. ) , 19.52% , 10/22/25 ............... 8 343,047
698,388
Electric Utilities — 0.1%
(b)(e)
JPMorgan Structured Products BV ( Entergy
Corp. ) , 10.00% , 10/31/25 ............. 3 238,000
Royal Bank of Canada ( American Electric Power
Co., Inc. ) , 8.05% , 11/06/25 ............ 2 236,934
474,934
Electrical Equipment — 0.1%
(b)(e)
Bank of Montreal ( GE Vernova, Inc. ) ,
24.40% , 10/23/25
(a)
................. —
(n)
167,360
Nomura Holdings, Inc. ( GE Vernova, Inc. ) ,
29.15% , 10/23/25 .................. 1 351,304
Nomura Holdings, Inc. ( Regal Rexnord Corp. ) ,
17.78% , 11/05/25 .................. 1 135,021
Royal Bank of Canada ( Emerson Electric Co. ) ,
15.69% , 11/05/25 .................. 2 230,845
Royal Bank of Canada ( Generac Holdings, Inc. ) ,
17.92% , 10/31/25 .................. 1 158,327
UBS AG ( Eaton Corp. plc ) , 10.20% , 10/31/25 .. —
(n)
117,386
1,160,243
Electronic Equipment, Instruments & Components — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Corning, Inc. ) ,
14.23% , 10/29/25 .................. 2 179,711
Toronto-Dominion Bank (The) ( Amphenol Corp. ) ,
18.12% , 10/23/25 .................. 5 598,945
778,656
Energy Equipment & Services — 0.0%
Barclays Bank plc ( Baker Hughes Co. ) ,
13.91% , 10/22/25
(b) (e)
................ 4 176,439
Entertainment — 0.1%
(b)(e)
JPMorgan Structured Products BV ( Electronic
Arts, Inc. ) , 12.82% , 10/29/25 ........... 2 275,391
JPMorgan Structured Products BV ( Netflix, Inc. ) ,
9.92% , 10/17/25 ................... —
(n)
169,471
Royal Bank of Canada ( Walt Disney Co. (The) ) ,
12.59% , 11/14/25 .................. 2 230,277
675,139
Financial Services — 0.3%
(b)(e)
Barclays Bank plc ( Fiserv, Inc. ) ,
17.40% , 10/22/25 .................. 3 355,307
Barclays Bank plc ( Global Payments, Inc. ) ,
19.91% , 10/30/25 .................. 4 339,602
Goldman Sachs International ( Mastercard, Inc. ) ,
9.87% , 10/30/25 ................... 1 562,783
Goldman Sachs International ( PayPal Holdings,
Inc. ) , 16.32% , 10/29/25 ............... 6 425,572
JPMorgan Structured Products BV ( Visa, Inc. ) ,
11.31% , 10/29/25 .................. 1 347,829
2,031,093
Food Products — 0.0%
Royal Bank of Canada ( Bunge Global SA ) ,
17.41% , 10/30/25
(b) (e)
................ 2 173,586

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(b)(e)
Barclays Bank plc ( Lyft, Inc. ) , 43.57% , 11/06/25 USD 14 $ 321,118
BNP Paribas SA ( Uber Technologies, Inc. ) ,
20.67% , 10/31/25 .................. 4 357,922
Societe Generale SA ( Knight-Swift Transportation
Holdings, Inc. ) , 22.72% , 10/23/25 ........ 3 132,480
Societe Generale SA ( XPO, Inc. ) ,
24.68% , 10/30/25 .................. 1 142,462
953,982
Health Care Equipment & Supplies — 0.3%
(b)(e)
BNP Paribas SA ( ResMed, Inc. ) ,
15.06% , 10/24/25 .................. —
(n)
116,761
JPMorgan Structured Products BV ( Medtronic
plc ) , 9.45% , 11/19/25 ................ 6 587,631
Nomura Holdings, Inc. ( Boston Scientific Corp. ) ,
11.33% , 10/22/25 .................. 5 471,398
Nomura Holdings, Inc. ( Medtronic plc ) ,
14.72% , 10/02/25 .................. 4 416,126
Societe Generale SA (Becton Dickinson & Co.)
13.19% , 11/06/25 .................. 1 110,525
14.02% , 11/06/25 .................. 1 231,700
Societe Generale SA ( Boston Scientific Corp. ) ,
8.32% , 10/23/25 ................... 2 162,550
Societe Generale SA ( IDEXX Laboratories, Inc. ) ,
16.13% , 10/30/25 .................. —
(n)
198,002
UBS AG ( Stryker Corp. ) , 7.60% , 10/29/25 .... —
(n)
110,870
2,405,563
Health Care Providers & Services — 0.4%
(b)(e)
Barclays Bank plc ( Elevance Health, Inc. ) ,
21.27% , 10/17/25 .................. 1 301,686
Barclays Bank plc ( Tenet Healthcare Corp. ) ,
14.89% , 10/29/25 .................. 1 120,506
Citigroup, Inc. ( CVS Health Corp. ) ,
24.23% , 10/29/25 .................. 9 667,246
Citigroup, Inc. ( Humana, Inc. ) , 33.29% , 11/05/25 2 502,331
Goldman Sachs International ( Universal Health
Services, Inc. ) , 18.36% , 10/24/25 ........ 1 149,920
JPMorgan Structured Products BV ( Humana,
Inc. ) , 21.65% , 11/05/25 ............... —
(n)
105,978
JPMorgan Structured Products BV ( UnitedHealth
Group, Inc. ) , 24.52% , 10/15/25 ......... 1 248,848
Nomura Holdings, Inc. ( McKesson Corp. ) ,
10.80% , 11/06/25 .................. —
(n)
88,428
Royal Bank of Canada ( Quest Diagnostics, Inc. ) ,
13.00% , 10/22/25 .................. 2 353,732
Royal Bank of Canada ( UnitedHealth Group,
Inc. ) , 32.43% , 10/16/25 ............... 1 517,910
UBS AG ( Tenet Healthcare Corp. ) ,
14.80% , 10/29/25 .................. 1 214,582
3,271,167
Health Care REITs — 0.1%
(b)(e)
Barclays Bank plc ( Alexandria Real Estate
Equities, Inc. ) , 27.57% , 10/28/25 ........ 2 175,526
Nomura Holdings, Inc. ( Welltower, Inc. ) ,
10.36% , 10/29/25 .................. 1 236,433
411,959
Health Care Technology — 0.0%
Nomura Holdings, Inc. ( Veeva Systems, Inc. ) ,
18.31% , 10/15/25
(b) (e)
................ 1 298,665
Hotels, Restaurants & Leisure — 0.4%
(b)(e)
Barclays Bank plc ( DoorDash, Inc. ) ,
24.30% , 10/30/25 .................. 1 204,527
Barclays Bank plc ( Dutch Bros, Inc. ) ,
32.15% , 11/06/25 .................. 2 131,236
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Barclays Bank plc ( Hilton Worldwide Holdings,
Inc. ) , 11.99% , 10/23/25 ............... USD 1 $ 134,880
Barclays Bank plc ( Hyatt Hotels Corp. ) ,
18.61% , 10/31/25 .................. 1 115,927
BNP Paribas SA ( Carnival Corp. ) ,
16.25% , 10/01/25 .................. 5 142,255
BNP Paribas SA ( McDonald's Corp. ) ,
11.66% , 10/29/25 .................. 1 292,505
Citigroup, Inc. ( Cheesecake Factory, Inc. (The) ) ,
21.00% , 10/29/25 .................. 2 109,106
JPMorgan Structured Products BV ( Carnival
Corp. ) , 39.88% , 11/06/25 ............. 5 145,245
JPMorgan Structured Products BV ( Wingstop,
Inc. ) , 26.80% , 10/30/25 ............... —
(n)
78,906
Mizuho Markets Cayman LP ( Las Vegas Sands
Corp. ) , 18.00% , 10/23/25 ............. 4 224,525
Mizuho Markets Cayman LP ( MGM Resorts
International ) , 19.72% , 10/30/25 ......... 6 197,891
Morgan Stanley & Co. LLC ( Brinker International,
Inc. ) , 31.35% , 10/30/25 ............... 1 142,000
Nomura Holdings, Inc. ( Papa John's
International, Inc. ) , 30.00% , 11/07/25 ..... 3 122,455
Royal Bank of Canada ( Booking Holdings, Inc. ) ,
13.77% , 10/30/25 .................. —
(n)
221,367
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
18.40% , 10/10/25 .................. —
(n)
212,928
Societe Generale SA ( Boyd Gaming Corp. ) ,
14.45% , 10/24/25 .................. 2 175,557
Societe Generale SA ( Yum! Brands, Inc. ) ,
10.40% , 11/05/25 .................. 1 175,117
Toronto-Dominion Bank (The) ( Aristocrat Leisure
Ltd. ) , 9.18% , 11/05/25 ............... 2 330,221
3,156,648
Household Durables — 0.1%
(b)(e)
Barclays Bank plc ( DR Horton, Inc. ) ,
15.98% , 10/28/25 .................. 1 142,863
JPMorgan Structured Products BV ( Toll Brothers,
Inc. ) , 16.93% , 12/09/25 ............... 1 175,714
Royal Bank of Canada ( PulteGroup, Inc. ) ,
17.97% , 10/22/25 .................. 1 144,098
Societe Generale SA ( Toll Brothers, Inc. ) ,
17.69% , 10/02/25 .................. 1 147,224
609,899
Household Products — 0.0%
Goldman Sachs International ( Procter & Gamble
Co. (The) ) , 7.80% , 10/24/25
(b) (e)
......... 2 334,012
Independent Power and Renewable Electricity Producers — 0.0%
BNP Paribas SA ( AES Corp. (The) ) ,
28.38% , 10/31/25
(b) (e)
................ 11 145,413
Insurance — 0.2%
(b)(e)
BNP Paribas SA ( Admiral Group plc ) ,
15.96% , 11/05/25 .................. 2 142,885
BNP Paribas SA ( Progressive Corp. (The) ) ,
13.84% , 10/15/25 .................. 1 281,724
Nomura Holdings, Inc. ( Progressive Corp. (The) ) ,
17.37% , 10/16/25 .................. 2 577,502
Nomura Holdings, Inc. ( Travelers Cos., Inc.
(The) ) , 13.10% , 10/20/25 ............. 1 232,426
Toronto-Dominion Bank (The) ( Genworth
Financial, Inc. ) , 17.34% , 11/06/25 ........ 13 117,053
1,351,590

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.6%
(b)(e)
Barclays Bank plc ( Alphabet, Inc. ) ,
16.54% , 10/29/25 .................. USD 9 $ 2,064,472
Barclays Bank plc ( Match Group, Inc. ) ,
28.32% , 11/06/25 .................. 9 329,446
Goldman Sachs International ( Meta Platforms,
Inc. ) , 16.14% , 10/30/25 ............... 3 2,256,752
4,650,670
IT Services — 0.1%
(b)(e)
Bank of Montreal ( Twilio, Inc. ) , 20.57% , 10/30/25 2 167,071
BMO Capital Markets Corp. ( Gartner, Inc. ) ,
19.80% , 11/05/25 .................. 1 178,031
Goldman Sachs International ( Cognizant
Technology Solutions Corp. ) ,
13.46% , 10/30/25 .................. 3 222,796
JPMorgan Structured Products BV ( International
Business Machines Corp. ) , 10.42% , 10/23/25 2 601,952
1,169,850
Life Sciences Tools & Services — 0.1%
(b)(e)
Barclays Bank plc ( Danaher Corp. ) ,
16.72% , 10/22/25 .................. 1 283,364
Barclays Bank plc ( Thermo Fisher Scientific,
Inc. ) , 13.43% , 10/23/25 ............... 1 400,106
BNP Paribas SA ( Charles River Laboratories
International, Inc. ) , 22.57% , 11/06/25 ..... 1 173,552
857,022
Machinery — 0.2%
(b)(e)
Barclays Bank plc ( Caterpillar, Inc. ) ,
15.58% , 10/29/25 .................. —
(n)
211,418
Barclays Bank plc ( PACCAR, Inc. ) ,
13.49% , 10/22/25 .................. 1 114,383
BNP Paribas SA ( Pentair plc ) , 12.53% , 10/22/25 1 145,815
Goldman Sachs International ( Flowserve Corp. ) ,
19.05% , 10/29/25 .................. 4 223,386
Goldman Sachs International ( Xylem, Inc. ) ,
9.04% , 10/31/25 ................... 2 236,584
Royal Bank of Canada ( Fortive Corp. ) ,
14.58% , 10/30/25 .................. 4 175,572
Societe Generale SA ( Cummins, Inc. ) ,
14.75% , 11/05/25 .................. —
(n)
175,235
Societe Generale SA ( Parker-Hannifin Corp. ) ,
16.88% , 11/06/25 .................. —
(n)
203,310
UBS AG ( Flowserve Corp. ) , 19.80% , 10/28/25 . 2 84,842
1,570,545
Media — 0.1%
(b)(e)
Goldman Sachs International ( Comcast Corp. ) ,
20.51% , 10/31/25 .................. 7 219,161
Royal Bank of Canada ( Interpublic Group of
Cos., Inc. (The) ) , 15.00% , 10/22/25 ...... 5 148,143
367,304
Oil, Gas & Consumable Fuels — 0.1%
(b)(e)
Barclays Bank plc ( Valero Energy Corp. ) ,
16.88% , 10/24/25 .................. 1 177,967
BNP Paribas SA ( Exxon Mobil Corp. ) ,
8.47% , 11/03/25 ................... 4 457,044
Citigroup, Inc. ( Kinder Morgan, Inc. ) ,
9.12% , 10/17/25 ................... 9 237,707
872,718
Pharmaceuticals — 0.1%
(b)(e)
Citigroup, Inc. ( Johnson & Johnson ) ,
10.09% , 10/15/25 .................. 1 175,023
JPMorgan Structured Products BV (Eli Lilly &
Co.)
16.22% , 10/30/25 .................. —
(n)
242,874
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
16.63% , 10/30/25 .................. USD —
(n)
$ 243,333
661,230
Real Estate Management & Development — 0.1%
(b)(e)
Royal Bank of Canada ( CBRE Group, Inc. ) ,
14.04% , 10/24/25 .................. 2 281,715
Societe Generale SA ( Zillow Group, Inc. ) ,
23.04% , 11/06/25 .................. 2 130,349
412,064
Semiconductors & Semiconductor Equipment — 0.4%
(b)(e)
BNP Paribas SA ( Analog Devices, Inc. ) ,
18.49% , 10/02/25 .................. 2 439,410
BNP Paribas SA ( KLA Corp. ) , 20.62% , 10/30/25 —
(n)
215,177
BNP Paribas SA ( Monolithic Power Systems,
Inc. ) , 23.08% , 10/30/25 ............... —
(n)
244,651
BNP Paribas SA ( NVIDIA Corp. ) ,
12.45% , 10/15/25 .................. 10 1,783,858
Mizuho Markets Cayman LP ( Lam Research
Corp. ) , 26.72% , 10/23/25 ............. 3 367,121
Mizuho Markets Cayman LP ( Texas Instruments,
Inc. ) , 10.57% , 10/22/25 ............... 1 168,425
Societe Generale SA ( Analog Devices, Inc. ) ,
15.74% , 11/26/25 .................. 2 440,049
3,658,691
Software — 0.7%
(b)(e)
Barclays Bank plc ( Fortinet, Inc. ) ,
24.56% , 11/07/25 .................. 2 144,515
Barclays Bank plc ( Roper Technologies, Inc. ) ,
10.26% , 10/23/25 .................. —
(n)
166,100
Goldman Sachs International ( Microsoft Corp. ) ,
9.94% , 10/30/25 ................... 6 2,951,765
JPMorgan Structured Products BV ( Intuit, Inc. ) ,
9.89% , 11/24/25 ................... 1 458,791
Mizuho Markets Cayman LP ( ServiceNow, Inc. ) ,
14.57% , 10/23/25 .................. —
(n)
404,426
Nomura Holdings, Inc. ( Manhattan Associates,
Inc. ) , 15.15% , 10/22/25 ............... 1 112,675
Royal Bank of Canada ( Cadence Design
Systems, Inc. ) , 17.07% , 10/29/25 ........ 1 392,949
Societe Generale SA ( AppLovin Corp. ) ,
36.33% , 11/06/25 .................. —
(n)
249,543
Societe Generale SA ( Palo Alto Networks, Inc. ) ,
15.52% , 11/20/25 .................. 3 650,809
5,531,573
Specialized REITs — 0.0%
Toronto-Dominion Bank (The) ( Equinix, Inc. ) ,
12.05% , 10/30/25
(b) (e)
................ —
(n)
341,426
Specialty Retail — 0.3%
(b)(e)
Barclays Bank plc ( Lowe's Cos., Inc. ) ,
13.28% , 10/02/25 .................. 1 277,593
Societe Generale SA ( Asbury Automotive Group,
Inc. ) , 19.31% , 10/29/25 ............... 1 145,624
Societe Generale SA (Home Depot, Inc. (The))
13.18% , 10/02/25 .................. 1 566,336
10.66% , 11/19/25 .................. 1 582,663
Societe Generale SA ( Lowe's Cos., Inc. ) ,
15.97% , 11/19/25 .................. 1 292,022
Societe Generale SA (TJX Cos., Inc. (The))
8.29% , 10/02/25 ................... 2 296,743
9.13% , 11/19/25 ................... 3 379,851
2,540,832

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.2%
(b)(e)
BNP Paribas SA ( Apple, Inc. ) , 10.69% , 10/31/25 USD 6 $ 1,361,776
Goldman Sachs International ( Western Digital
Corp. ) , 26.62% , 10/24/25 ............. 3 313,111
JPMorgan Structured Products BV ( Seagate
Technology Holdings plc ) , 28.20% , 10/22/25 1 187,930
1,862,817
Textiles, Apparel & Luxury Goods — 0.0%
JPMorgan Structured Products BV ( VF Corp. ) ,
33.75% , 10/29/25
(b) (e)
................ 12 167,846
Tobacco — 0.0%
Royal Bank of Canada ( Altria Group, Inc. ) ,
18.36% , 10/31/25
(b) (e)
................ 5 347,687
Transportation Infrastructure — 0.0%
Royal Bank of Canada ( Aeroports de Paris SA ) ,
12.22% , 10/30/25
(b) (e)
................ 1 289,616
Wireless Telecommunication Services — 0.0%
Mizuho Markets Cayman LP ( T-Mobile US, Inc. ) ,
11.50% , 10/23/25
(b) (e)
................ 1 137,018
Total Equity-Linked Notes — 7 .2%
(Cost: $ 59,695,901 ) ............................... 59,781,757
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 172 172,483
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 30 30,071
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 312 313,975
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 513,437 ) ................................. 516,529
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/24/30 ............. 167 166,453
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.83%
,
05/25/29 ............. 418 237,961
Atlas CC Acquisition Corp., 1st Lien Term
Loan C , (3-mo. CME Term SOFR + 4.25%),
8.83%
,
05/25/29 ................... 57 32,272
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.77%
,
10/31/30 ................... 193 193,198
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 255 254,593
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
10/31/31 ............. 532 531,518
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
10/31/31 ............. 203 202,717
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.91%
,
01/27/32 ................... 85 84,621
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Kaman Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 6.79% -
7.21%
,
02/26/32 ................... USD 114 $ 113,893
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
02/26/32 ............. 1 1,005
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.01%
,
02/01/28 ................... 311 261,563
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.04%
,
09/14/29 ............. 22 21,734
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.75%
,
11/06/28 ........ 50 50,631
TransDigm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR + 2.50%), 6.50%
,
08/19/32 548 547,298
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
02/28/31 ................... 957 956,450
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR + 2.25%), 6.25%
,
03/22/30 624 622,957
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
01/19/32 ................... 149 149,387
4,428,251
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29 ............. 26 24,525
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 653 652,032
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91% , 01/28/32 ........... 285 284,912
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
01/30/32 ............ 112 111,441
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
06/04/31 ................... 415 414,347
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
11/16/29 ................... 69 68,774
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.28%
,
01/31/28 ............. 75 70,052
Tenneco, Inc., 1st Lien Term Loan B , 11/17/28
(o)
270 263,841
1,889,924
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR +
2.25%), 0.00%
,
01/22/31 ............. 99 99,062
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31 ............. 196 195,027
294,089
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.65% , 01/24/29 ........... 149 112,052

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.80% , 01/24/29 ........... USD 279 $ 280,031
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.40% , 01/24/30 ........... 104 42,113
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.70%
,
06/25/32 ................... 193 194,073
628,269
Biotechnology — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.66%
,
11/15/28
(a)
.................. 409 409,198
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30
(a)
............ 404 399,438
Building Products — 0.2%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
05/14/29 ................... 21 20,685
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.88% - 7.22%
,
09/08/32 ............. 541 541,203
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.41%
,
07/08/30 ............. 183 178,882
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.66%
,
10/02/28 ................... 221 221,110
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31 ................... 544 524,704
1,486,584
Capital Markets — 0.4%
(a)
AllSpring Buyer LLC, 1st Lien Term Loan ,
11/01/30
(o)
....................... 108 107,864
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(o)
.............. 407 404,669
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.66%
,
08/09/30 ............. 75 74,759
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
08/02/28 ............. 342 341,127
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.75%
,
12/20/29 ................... 330 330,745
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
11/25/31 .............. 220 220,723
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.16%
,
10/31/31 .. 243 243,561
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%), 7.17% -
7.32%
,
04/07/28 ................... 272 271,704
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.91%
,
09/15/31 ........ 346 345,823
Security
Par (000)
Par (000) Value
Capital Markets (continued)
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 2.75%),
6.75%
,
09/05/31 ................... USD 85 $ 84,781
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
12/15/31 ............. 395 391,380
Osaic Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
08/02/32 ................... 363 362,731
3,179,867
Chemicals — 0.5%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.26%
,
11/24/27 ............ 189 183,194
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
08/18/28 ............. 117 116,552
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.18%
,
11/01/30 ................... 307 307,040
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(o)
....................... 58 57,255
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
12/18/30 ............. 292 293,239
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.50%
,
03/29/32 ................... 109 108,002
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
02/15/30 ................... 203 203,686
INEOS US Finance LLC, 1st Lien Term Loan ,
02/18/30
(o)
....................... 64 57,977
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
10/07/31 ............. 90 76,715
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
07/03/28 ............. 280 251,619
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
11/26/31
(f)
............. 189 188,575
Momentive Performance Materials, Inc., 1st Lien
Term Loan , 03/29/28
(o)
............... 244 244,237
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.50%
,
04/03/28 ............. 207 207,212
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(o)
.................. 271 268,775
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 394 389,550
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.64%
,
04/08/31 .. 113 103,334
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.24%
,
10/09/31 ............. 87 86,349
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , 09/17/32
(o)
.................. 153 153,096
Sparta US HoldCo LLC, 1st Lien Term Loan ,
08/02/30
(o)
....................... 340 334,651

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR + 3.00%),
7.00%
,
08/19/32 ................... USD 144 $ 144,241
3,775,299
Commercial Services & Supplies — 0.6%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/24/30
(f)
....... 99 98,875
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.25%),
7.51%
,
08/20/32 ................... 871 874,029
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.76%
,
11/16/28 ................... 109 109,610
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16% - 6.32%
,
06/24/30 ........ 440 440,159
Aramark Services, Inc., 1st Lien Term Loan
B9 , (1-mo. CME Term SOFR + 1.75%),
6.07%
,
04/06/28 ................... 81 80,633
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.01%
,
09/06/27 ............. 240 239,416
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.00%
,
04/01/32 ............ 138 137,298
Clean Harbors, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 10/10/28 ........... 131 131,263
09/24/32
(o)
....................... 128 128,160
Deep Blue Operating I LLC, 1st Lien Term Loan ,
09/17/32
(o)
....................... 53 53,000
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.17%
,
02/01/29 ............. 344 343,976
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
06/02/31 ............ 200 199,037
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.89%
,
10/17/30 ............ 73 73,273
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 306 250,002
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.75%
,
03/11/32 ................... 443 443,426
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 59 59,220
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.00%
,
03/08/32 ... 388 384,391
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
06/28/30
(o)
....................... 298 296,909
Reworld Holding Corp., 1st Lien Term Loan ,
01/15/31
(o)
....................... 67 66,791
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.39%
,
11/30/28 .............. 167 167,331
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.39%
,
11/30/28 .............. 13 13,177
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... USD 9 $ 8,876
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... 47 45,906
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
08/31/28 ............. 171 167,277
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.26%
,
11/02/27 ................... 62 60,337
4,872,372
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%), 5.89% -
8.00%
,
10/24/30
(a)
.................. 161 161,268
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , 08/01/30
(o)
.................. 411 371,605
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
11/03/31 .............. 66 65,648
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.16%
,
12/15/28 ............. 60 60,301
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.28%
,
01/21/28 ................... 189 190,122
687,676
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
01/31/31 ................... 300 300,603
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.16%
,
03/08/29 .................. 64 59,362
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.16%
,
12/14/27 ................... 47 47,391
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
04/14/31 ............. 258 257,494
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
03/19/29 ............. 223 222,911
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
02/10/32 ............. 222 221,734
Standard Industries, Inc./NY, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.50%), 5.64%
,
09/22/28 ............. 45 44,585
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(o)
.............. 698 698,193
1,852,273

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.70%
,
02/07/28 ................... USD 55 $ 55,698
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 11/22/28 ............ 41 41,346
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 10/03/31 ........... 198 199,633
296,677
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.93%
,
11/29/30 ............ 666 667,812
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 7.34% , 04/13/29 ........... 35 34,941
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41% , 04/01/32 ........... 304 303,246
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%), 7.41% -
7.57%
,
04/01/32 ................... —
(n)
159
Colossus Acquireco LLC, 1st Lien Term Loan ,
07/30/32
(o)
....................... 291 289,135
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.28%
,
04/15/27 .. 173 172,966
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.16%
,
02/01/29 ................... 135 135,788
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR + 4.00%), 8.19% -
8.32%
,
09/15/28 ................... 33 33,000
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.91%
,
03/04/32 ............ 55 54,988
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR +
2.50%), 6.66%
,
09/15/32 ............. 91 90,818
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.75%
,
09/15/28 ............. 153 149,615
1,932,468
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (o)
...................... 85 70,494
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR +
1.75%), 5.91%
,
08/23/32 ............. 235 235,769
KUEHG Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
06/12/30 ................... 76 75,558
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.00% -
8.32%
,
08/11/28
(f)
.................. 16 15,368
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
07/25/30 ............. 154 153,747
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
03/26/31 ............. USD 116 $ 116,355
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
02/07/31 ............. 145 145,181
Wand NewCo 3, Inc., 1st Lien Term Loan ,
01/30/31
(o)
....................... 364 362,354
1,104,332
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 2.00% - 6.32%
,
05/18/30
(a)
....... 201 201,093
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.00%
,
01/30/26
(f)
.................. 81 77,790
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(o)
....................... 614 614,000
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.16%
,
06/01/28 ............. 7 7,058
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/16/29 ............. 175 174,068
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , 04/15/30
(o)
..................... 232 230,387
Orbcomm, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 4.25%), 8.53% -
8.71%
,
09/01/28 ................... 86 77,006
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.55% - 7.93% 09/25/29 .............. 267 214,637
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.51%
,
01/31/29 ........ 44 43,958
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/25/30
(o)
....................... 694 672,121
2,111,025
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06% - 6.07%
,
04/16/31 ............. 566 565,330
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
12/20/30 ............. 219 219,629
784,959
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.92%
,
06/20/31
(f)
.................. 274 275,578
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
07/02/29 ................... 161 160,309
Sanmina Corp., 1st Lien Term Loan B ,
08/06/32
(f) (o)
....................... 144 143,640
579,527

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR + 2.75%), 6.95%
,
02/26/32 USD 71 $ 71,088
Stakeholder Midstream LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR + 4.00%),
8.04%
,
01/02/31 ................... 115 114,856
185,944
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78%
,
07/22/30 ............. 184 184,169
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
10/01/31 ............. 578 578,619
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(o)
....................... 555 555,187
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.99%
,
10/19/26 ........ 239 238,394
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , 11/13/29
(o)
..................... 372 332,638
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR + 2.00%),
6.04%
,
11/21/31 ................... 634 634,991
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
01/24/31 ............. 577 577,333
3,101,331
Financial Services — 0.7%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.41%
,
12/21/28 ........ 219 218,334
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.41%
,
02/13/32 .. 114 114,062
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.91%
,
07/30/31 ............ 70 69,876
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.75%
,
02/27/32 ............. 282 275,727
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
01/03/29 ................... 459 459,043
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR + 2.50%),
6.74%
,
10/16/31 ................... 621 623,562
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
01/31/31 ............. 831 831,495
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
05/19/31 ................... 514 512,866
EOC BORROWER LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
03/24/32 ............. 649 649,048
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 135 135,296
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.50%
,
01/31/30 ............. 59 59,383
Security
Par (000)
Par (000) Value
Financial Services (continued)
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%), 6.63% -
7.07%
,
02/17/31 ................... USD 400 $ 399,943
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.66%
,
04/18/30 ............. 32 31,807
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.75%),
0.00%
,
09/30/32
(f)
.................. 604 597,960
Orion US Finco, Inc., 1st Lien Term Loan ,
05/21/32
(o)
....................... 170 170,850
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.50%),
6.66%
,
05/30/31 ................... 420 419,939
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
10/16/31 ............. 26 26,076
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
04/03/28 ................... 55 54,499
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
03/05/32 ................... 100 99,033
5,748,799
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.76%
,
10/25/27 ................... 550 550,946
Froneri International Ltd., 1st Lien Term Loan ,
07/16/32
(o)
....................... 169 168,550
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 581 576,454
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.81%
,
03/29/30 ............. 13 12,921
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29 ........ 104 104,161
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55% - 6.96%
,
03/31/28 ............. 177 176,494
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.50%
,
01/29/32 ............. 336 336,183
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
8.28%
,
12/31/29 ................... 21 16,812
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
12/31/29 ................... 12 5,093
1,947,614
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.13% - 7.32%
,
03/25/32
(a)
..... 107 106,733

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.75%
,
04/10/31 ............. USD 794 $ 790,757
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 194 173,826
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 38 34,213
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
8.00%), 12.20%
,
08/20/29 ............. 31 11,882
1,010,678
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.16% , 09/29/28 ........... 125 124,785
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41% , 01/15/31 ........... 343 343,044
QuidelOrtho Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR + 4.00%), 8.00%
,
08/20/32 131 130,236
598,065
Health Care Providers & Services — 0.5%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan B ,
09/17/32
(f) (o)
....................... 46 46,000
AHP Health Partners, Inc., 1st Lien Term Loan B ,
09/20/32
(o)
....................... 31 31,525
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 2.75%),
7.05%
,
09/29/28 ................... 134 133,755
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.56% - 6.81%
,
11/08/32 .............. 252 252,013
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
07/28/31 ........ 110 110,639
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
08/01/29 ............. 277 277,228
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91%
,
11/01/28 .............. 362 362,374
EyeCare Partners LLC, 1st Lien Term Loan A ,
(6-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.88%
,
08/31/28 ............. 23 22,842
EyeCare Partners LLC, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.23% 11/30/28 .............. 97 60,064
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.98% 11/30/28
(d) (k)
........... 7 1,462
Ingenovis Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.71%
,
03/06/28 ............. 64 19,941
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
05/19/31 ............. 194 193,630
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.91%
,
11/01/28 ............ 39 13,471
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.31%
,
11/01/29 ............ 110 22,184
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32% , 10/23/28 ........... USD 1,461 $ 1,461,230
(1-mo. CME Term SOFR + 2.00%),
6.16% , 10/23/30 ................. 60 59,813
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.89%
,
09/16/32 ............. 412 411,015
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.16%
,
11/19/31 ............ 92 92,436
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.50%),
6.66%
,
12/19/30 ................... 301 300,799
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.80%
,
06/30/28 ............. 80 79,584
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
08/01/31 ................... 82 82,375
4,034,380
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
02/15/29 ............. 749 747,436
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
05/01/31 ................... 533 522,645
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
10/01/27 ............. 139 136,748
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
11/03/31 ............ 153 152,761
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.57%
,
06/02/28 ................... 272 262,174
Waystar Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.00%),
6.32%
,
10/22/29 ................... 254 253,550
Waystar Technologies, Inc., 1st Lien Term Loan
B , 10/22/29
(o)
..................... 84 83,871
2,159,185
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
09/20/30 ................... 377 375,040
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76% , 03/11/30 ............ 36 35,939
(1-mo. CME Term SOFR at 0.00% Floor +
7.61%), 11.76% , 03/11/30 ........... 33 32,911
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
05/31/30
(f)
............. 184 183,913
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
10/02/28 ............. 145 140,509
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
02/06/30 ............. 196 195,483

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
02/06/31 ............. USD 729 $ 726,348
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.78%
,
12/02/31 ............. 169 168,479
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.00%
,
03/04/32 ............. 340 339,654
Entain plc, 1st Lien Term Loan B5 , 07/30/32
(o)
.. 61 60,878
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
01/29/29 ............. 747 745,883
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75% , 12/02/30 ........... 573 570,769
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00% , 06/04/32 ........... 226 225,993
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.91%
,
09/22/32 ............. 495 495,327
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
11/01/29 ........ 144 138,130
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.41%
,
05/27/32 ............ 158 158,032
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.91%
,
11/08/30 .... 364 363,898
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.66%
,
12/15/27 ................... 280 279,990
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.39%
,
04/16/29 ........ 301 301,391
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
08/01/30 ............. 85 82,512
Packers Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
03/02/28 ............. 69 21,400
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.66%
,
05/03/29 ............. 217 216,260
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.04% - 7.28%
,
04/04/29 ...... 150 149,145
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.16%
,
12/04/31 ... 128 127,522
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
05/01/31 ........ 70 69,060
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
03/14/31 ............. 441 440,609
Turquoise Topco Ltd., 1st Lien Term Loan B ,
08/13/32
(o)
....................... 137 137,086
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.75%
,
07/01/32 ............. 205 205,281
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.81% - 6.82%
,
08/03/28 ............. USD 193 $ 192,786
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.91%
,
05/24/30 ............ 348 348,865
7,529,093
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
01/16/32 ............. 379 378,642
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91%
,
09/26/31 ............. 94 93,575
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 6.64%
,
10/24/31 ............. 101 101,511
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29 ............. 30 29,653
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.28%
,
10/06/28 ............. 100 81,229
Weber-Stephen Products LLC, 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.53% , 10/29/27 ........... 159 157,299
09/17/32
(o)
....................... 276 272,895
1,114,804
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
07/19/30 ........ 286 285,550
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
01/31/31 ............. 128 127,634
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 6.45%
,
12/15/27 ............ 136 135,488
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.73%
,
12/11/31 .............. 105 105,227
653,899
Industrial Conglomerates — 0.2%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
09/13/32 ............. 59 59,246
Cube A&D Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
10/18/31 ............. 60 59,849
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(o)
....................... 401 398,996
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.45%
,
05/31/30 ............. 671 668,375
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , 12/02/31
(o)
............ 129 129,081
Pinnacle Buyer, LLC, 1st Lien Term Loan ,
09/13/32
(o)
....................... 157 157,205

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
6.04%
,
08/13/32 ................... USD 182 $ 181,887
1,654,639
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.50%),
6.67%
,
09/19/31 ................... 1,264 1,260,122
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.25%
,
01/30/32 ................... 579 578,246
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.75%),
6.91%
,
12/29/31 ................... 387 384,927
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B2 , (1-mo. CME Term
SOFR + 2.50%), 6.64%
,
05/26/31 ....... 169 168,680
CRC Insurance Group LLC, 1st Lien Term Loan
B , 05/06/31
(o)
..................... 745 743,862
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.58% - 6.71%
,
06/20/30 ........ 771 772,418
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
03/15/30 ................... 165 164,556
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31 ............. 43 42,947
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
09/15/31 ............. 389 388,494
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
09/27/30 ................... 334 332,983
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
11/21/29 ................... 499 498,581
5,335,816
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , 01/31/31
(a) (o)
.................... 144 142,619
IT Services — 0.7%
(a)
Asurion LLC, 1st Lien Term Loan B11 , 08/21/28
(o)
255 255,254
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 55 54,493
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 310 308,065
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.53%
,
07/30/27 ................... 301 300,431
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.53%
,
01/31/28 ................... 69 67,103
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.53%
,
01/19/29 ................... 129 123,213
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 506 436,955
Security
Par (000)
Par (000) Value
IT Services (continued)
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
04/21/32 ............. USD 166 $ 166,000
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
06/12/31 ........ 224 224,145
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.66%
,
05/30/31 ............. 568 568,664
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.25%
,
06/27/31 ............. 101 101,600
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.91%
,
05/30/31 ........ 399 398,126
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.91%
,
11/09/29 ........ 140 139,670
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
6.50%), 11.07% , 07/27/28
(d) (k)
......... 69 13,702
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.57% , 07/27/28 ........... 17 7,285
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
06/17/31 ............. 417 416,199
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.41%
,
06/07/32 ............. 64 63,168
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.81%
,
07/01/31 ................... 94 92,738
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
10/28/30 ........ 151 151,824
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
07/16/31 ............ 388 386,358
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.82%
,
07/31/31 ... 751 750,006
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.80% - 7.05%
,
06/30/32 ............. 130 130,920
X Corp., 1st Lien Term Loan B1 , (3-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.96%
,
10/26/29 .................. 512 502,315
x.AI Corp., 1st Lien Term Loan , 06/28/30
(o)
.... 182 175,466
5,833,700
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76%
,
05/30/28
(a)
............ 49 49,073
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.26%
,
11/08/27 .............. 8 7,543
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 45 44,547

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. USD 11 $ 11,099
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30 ................... 152 152,025
215,214
Machinery — 0.6%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.21%
,
05/21/31 ............. 257 257,514
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.28%
,
07/31/28 ............. 503 503,708
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 78 78,295
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.50%
,
05/15/28
(f)
............. 55 55,023
Filtration Group Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 2.75%),
6.91%
,
10/23/28 ................... 552 554,348
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.03%
,
06/12/31 ............ 99 99,371
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.92%
,
02/15/29 ........ 647 647,966
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
11/22/29 ................... 136 136,068
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.39%
,
11/02/28 .... 148 147,935
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70% , 06/21/28 ........... 550 550,191
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45% , 05/06/32 ........... 275 276,452
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.28%
,
10/04/28 ................... 75 75,674
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.75%), 6.91%
,
04/05/29 477 478,439
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.20%
,
04/30/30 ............. 443 443,743
Vertiv Group Corp., 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
6.03%
,
08/12/32 ................... 662 662,853
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
12/18/28 ................... 98 21,603
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.53%
,
01/27/31 ............. 332 332,563
5,321,746
Security
Par (000)
Par (000) Value
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
08/15/28
(f)
............. USD 346 $ 333,661
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
12/09/30 ... 85 84,724
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.54%
,
12/15/31 ... 147 147,103
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.28%
,
08/23/28 ........ 48 47,943
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(o)
....................... 71 70,543
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(o)
....................... 479 463,225
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.57%
,
08/02/27 ............. 7 6,581
ECL Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 3.00%),
7.16%
,
08/30/30 ................... 58 58,135
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.54%
,
02/21/31
(f)
.................. 61 61,380
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.53%
,
05/23/29 ............. 1 700
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 122 122,737
Outfront Media Capital LLC, 1st Lien Term Loan
B , 09/16/32
(o)
..................... 131 130,919
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.24%
,
11/13/31 ........ 414 414,473
Telenet Financing USD LLC, Facility 1st Lien
Term Loan , 05/01/28
(o)
............... 60 59,462
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.76%
,
04/28/28 ............. 78 77,757
2,079,343
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
03/03/32
(a)
........... 513 512,328
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
11/22/30 .............. 69 69,327
Buckeye Partners LP, 1st Lien Term Loan
B7 , (1-mo. CME Term SOFR + 1.75%),
0.00%
,
11/22/32 ................... 23 22,912
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.58%
,
12/21/28 ........ 369 368,798
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.29%
,
10/04/30 ............ 18 17,726
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.15%
,
02/06/30 ................... 143 143,280

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Meade Pipeline Co LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 2.00%),
6.00%
,
09/17/32 ................... USD 50 $ 49,937
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.03%
,
01/31/28 ................... 56 56,408
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.42%
,
10/05/28 ... 265 264,363
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.63%
,
06/16/32 ... 46 45,950
1,038,701
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58% , 04/20/28 ........... 136 135,506
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58% , 05/28/32 ........... 118 118,146
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
03/21/31 ................... 269 268,919
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 128 127,201
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 354 353,317
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... 202 201,518
JetBlue Airways Corp., 1st Lien Term Loan ,
08/13/29
(o)
....................... 195 186,343
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
04/09/32
(o)
....................... 93 92,884
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
02/24/31 ............. 213 213,125
1,696,959
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.66%
,
08/02/32 ............ 380 379,365
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32 ............. 213 213,443
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.13%
,
08/02/27 ............. 176 176,216
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
04/23/31
(o)
....................... 115 114,878
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
05/05/28 ............. 352 352,333
Opal LLC, Facility 1st Lien Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
04/23/32 ................... 320 320,640
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.41%
,
05/19/31 ................... 91 88,183
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
04/20/29 ............. 151 151,004
1,796,062
Security
Par (000)
Par (000) Value
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
08/12/32 ................... USD 426 $ 423,379
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
09/29/31 ............. 227 226,930
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 6.50%), 10.93%
,
06/04/29 ........... 115 114,102
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.78%
,
06/02/28 ................... 343 342,254
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.91%
,
04/28/28 .. 549 547,773
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
03/01/31
(f)
.................. 430 429,653
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.68%
,
06/22/29 ................... 104 104,208
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31% 07/31/30 .............. 100 90,223
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.91%
,
05/12/28 ............ 160 135,031
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
06/24/31 ................... 218 217,646
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
06/24/31 ................... 498 497,653
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
09/28/29 ... 208 207,067
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.03% - 7.57%
,
11/26/31 ........ 359 359,105
3,695,024
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.91%
,
01/31/30
(a)
.. 40 39,870
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%), 5.75% -
6.05%
,
07/06/29 ................... 143 144,334
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.17%
,
08/17/29 ................... 404 403,720
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(o)
....................... 289 288,639
836,693
Software — 1.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
02/24/31 ............. 618 618,632
Avalara, Inc., 1st Lien Term Loan , 03/26/32
(o)
.. 20 19,994

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
08/15/29 ............. USD 212 $ 176,924
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(o)
....................... 583 581,793
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
06/17/30 ............. 236 235,544
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.16%
,
01/23/32 ............ 529 528,643
Cloud Software Group, Inc., 1st Lien Term Loan
B
(1-mo. CME Term SOFR + 3.25%),
7.48% , 03/21/31 ................. 496 497,394
(3-mo. CME Term SOFR + 3.25%),
7.25% , 08/16/32 ................. 761 763,201
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 116 114,061
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.94%
,
12/09/31 ............. 617 616,945
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
06/26/31 ............. 105 105,167
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
10/09/29 ............. 564 563,818
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.91%
,
11/15/32 .............. 87 88,812
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07% , 09/12/29 ........... 570 567,930
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% - 6.07% , 04/16/32 ...... 87 86,370
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
01/30/32 ............ 928 921,087
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.41%
,
10/27/28 ................... 223 223,046
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.41%
,
03/22/32 ................... 574 574,775
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.22%
,
03/01/29 ................... 327 311,871
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25% , 05/03/28 ........... 118 112,885
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.41% , 12/31/31 ........... 90 82,901
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.51%
,
12/17/27 ............. 57 56,541
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(o)
....................... 62 62,162
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16% , 08/31/28 ........... 550 551,871
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
04/30/32 ............. 80 80,316
Security
Par (000)
Par (000) Value
Software (continued)
RealPage, Inc., 1st Lien Term Loan , 04/24/28
(o)
. USD 298 $ 297,468
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 33 30,966
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.26% , 11/15/29
(f)
.......... 86 81,222
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 11 10,138
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.26% , 06/30/28 ........... 5 4,433
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.26% , 11/15/29
(f)
.......... 46 42,920
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR + 2.00%),
6.32%
,
05/09/31 ................... 565 565,847
UKG, Inc., 1st Lien Term Loan , 02/10/31
(o)
.... 764 763,179
VS Buyer LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR + 2.25%), 6.56%
,
04/14/31 .... 532 530,210
10,869,066
Specialty Retail — 0.1%
(a)
Lavender Dutch BorrowerCo BV, 1st Lien Term
Loan , 09/29/32
(f) (o)
.................. 155 155,000
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.66% - 6.96%
,
04/23/31 .. 167 166,964
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.20%
,
05/04/28 ... 561 560,371
Peer Holding III BV, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 2.25%),
0.00%
,
09/27/32 ................... 61 61,000
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.78% , 10/20/28 ........... 71 68,824
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.51% , 10/20/28 ........... 45 43,571
Spectris, 1st Lien Term Loan , 09/24/32
(f) (o)
.... 43 43,054
1,098,784
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
09/15/32
(a)
.................. 694 690,780
Trading Companies & Distributors — 0.2%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
07/27/28 ................... 262 261,826
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
02/10/31 ................... 415 414,136
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.00%),
8.31% - 8.32%
,
01/29/31 ............. 421 421,770
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
06/17/31 ................... 50 50,009
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.25%
,
06/02/32 ................... 51 51,191

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
2.00%), 6.16% 06/29/29 .............. USD 85 $ 29,821
1,228,753
Transportation Infrastructure — 0.2%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.66%
,
09/23/31 ................... 645 644,541
Brown Group Holding LLC, 1st Lien Term Loan ,
07/01/31
(o)
....................... 230 230,096
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91% - 7.07%
,
07/01/31 ........ 404 404,422
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.51%
,
12/15/26
(f)
................. 121 119,622
Rand Parent LLC, 1st Lien Term Loan B ,
03/18/30
(o)
....................... 229 227,438
1,626,119
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , 08/09/32
(o)
................... 116 115,855
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.18%
,
05/01/28 ............ 82 81,459
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.92%
,
01/27/31 ............. 370 370,986
Windstream Services LLC, 1st Lien Term Loan B ,
09/24/32
(f) (o)
....................... 232 229,680
797,980
Total Floating Rate Loan Interests — 12 .7%
(Cost: $ 106,682,303 ) .............................. 105,894,877
Foreign Agency Obligations
Mexico — 0.3%
Petroleos Mexicanos
5.35% , 02/12/28 ................... 1,165 1,158,010
6.50% , 01/23/29 ................... 1,044 1,061,748
6.84% , 01/23/30 ................... 231 235,045
6.70% , 02/16/32 ................... 333 330,086
2,784,889
Total Foreign Agency Obligations — 0 .3%
(Cost: $ 2,741,633 ) ............................... 2,784,889
Foreign Government Obligations
Hungary — 0.0%
Hungary Government Bond , 5.38% , 09/26/30
(b)
. 363 373,532
Kuwait — 0.1%
State of Kuwait , 4.14% , 10/09/30
(b)
......... 627 627,000
Mexico — 0.1%
United Mexican States
5.00% , 05/07/29 ................... 200 203,800
6.00% , 05/13/30 ................... 309 325,222
529,022
Peru — 0.0%
Republic of Peru , 2.84% , 06/20/30 ......... 395 371,300
Total Foreign Government Obligations — 0 .2%
(Cost: $ 1,872,864 ) ............................... 1,900,854
Security
Shares
Shares Value
Investment Companies
(p)
BlackRock Allocation Target Shares - BATS
Series A ......................... 4,748,824 $ 45,493,731
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 33,857 324,347
BlackRock High Equity Income Fund, Class K
Shares .......................... 666,922 19,607,511
BlackRock Mortgage-Backed Securities Fund,
Class K Shares .................... 5,051,266 40,612,182
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 284,261 15,074,361
iShares Broad USD High Yield Corporate Bond
ETF ............................ 743,531 28,090,601
iShares Core Dividend Growth ETF
(c)
....... 54,061 3,680,473
Total Investment Companies — 18 .3%
(Cost: $ 152,566,504 ) .............................. 152,883,206
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
(b)
Angel Oak Mortgage Trust
Series 2023-5, Class A1, 4.80%, 09/25/67
(l)
. USD 968 962,918
Series 2025-7, Class A1, 5.51%, 06/25/70
(a)
. 726 731,779
BRAVO Residential Funding Trust, Series 2025-
NQM6, Class A1, 5.33%, 06/25/65
(l)
...... 941 946,243
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............... 624 612,606
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(l)
........................ 247 248,650
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
. 197 196,698
Series 2022-9, Class A1, 6.79%, 12/25/67
(l)
. 482 481,508
Series 2025-6, Class A1, 5.53%, 08/25/70
(l)
. 742 749,105
Cross Mortgage Trust, Series 2025-H5, Class A1,
5.51%, 07/25/70
(a)
.................. 966 973,440
Ellington Financial Mortgage Trust
(a)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 99 83,645
Series 2025-NQM2, Class A1, 5.60%,
06/25/70
(l)
...................... 930 938,253
GCAT Trust
Series 2022-NQM3, Class A1, 4.35%,
04/25/67
(a)
..................... 697 694,232
Series 2025-NQM3, Class A1, 0.00%,
05/25/70
(l)
...................... 961 969,824
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%,
06/25/65
(a)
..................... 606 611,129
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(l)
...................... 981 955,098
HOMES Trust
(l)
Series 2025-AFC2, Class A1A, 5.47%,
06/25/60 ...................... 951 957,729
Series 2025-NQM3, Class A1, 5.63%,
02/25/70 ...................... 620 624,936
J.P. Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
........... 658 650,377
MFA Trust
(l)
Series 2022-CHM1, Class A1, 4.88%,
09/25/56 ...................... 559 550,173
Series 2023-NQM2, Class A1, 4.40%,
03/25/68 ...................... 280 277,627

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Mill City Mortgage Loan Trust
(l)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ...................... USD 108 $ 108,027
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ...................... 162 162,052
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM4, Class A1, 5.59%,
06/25/70
(l)
........................ 724 730,487
OBX Trust
(l)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 ...................... 272 272,058
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 ...................... 859 856,520
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
.................. 665 664,211
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(l)
........................ 723 729,301
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(l)
............ 825 825,526
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(l)
....... 850 842,842
Verus Securitization Trust
(l)
Series 2022-3, Class A1, 4.13%, 02/25/67 .. 506 487,535
Series 2022-INV2, Class A1, 6.79%, 10/25/67 662 660,061
19,554,590
Commercial Mortgage-Backed Securities — 4.6%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 243 246,127
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.65%,
06/15/42
(a) (b)
...................... 200 201,582
Atrium Hotel Portfolio Trust, Series 2025-ATRM,
Class A, (1-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.80%, 08/15/42
(a) (b)
...... 123 122,973
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,080 1,116,781
Series 2024-MAR, Class C, 7.77%, 12/10/41 770 801,652
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 109 97,467
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.95%, 05/15/35
(a) (b)
........... 100 100,260
BFLD Commercial Mortgage Trust, Series 2025-
5MW, Class A, 4.67%, 10/10/42
(a) (b)
....... 250 249,559
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.00%, 08/15/42
(a) (b)
. 253 253,713
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.07%, 08/15/41
(a) (b)
. 520 522,275
BPR Trust, Series 2021-TY, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%), 5.32%,
09/15/38
(a) (b)
...................... 400 399,750
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44 790 729,663
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.84%,
08/15/39
(a)
..................... 1,081 1,083,333
Series 2024-BRBK, Class C, (1-mo. CME
Term SOFR at 4.87% Floor + 4.87%),
9.02%, 10/15/41
(a)
................ 76 76,094
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.44%, 12/15/39
(a)
................ 297 297,399
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.79%, 05/15/41
(a)
................ USD 76 $ 76,137
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
02/15/39
(a)
..................... 885 886,008
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.69%, 06/15/37
(a)
................ 1,038 1,040,084
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.59%, 04/15/40
(a)
................ 419 420,085
BX Trust
(a)(b)
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.59%,
03/15/41 ...................... 144 144,541
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.54%,
03/15/41 ...................... 122 122,814
Series 2025-LIFE, Class A, 5.88%, 06/13/47 148 152,427
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.50%,
10/15/27 ...................... 314 314,000
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
03/15/42 ...................... 102 101,968
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 301 291,317
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class A, (1-mo. CME Term SOFR
at 2.59% Floor + 2.59%), 6.74%, 08/15/36
(a) (b)
370 370,000
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.99%, 06/15/41
(a)
................ 914 911,429
Series 2025-167G, Class A, 5.50%, 08/10/40 131 131,487
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.79%, 08/15/41
(a) (b)
................. 200 199,842
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.03%,
08/15/34
(a) (b)
...................... 1,400 1,404,375
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 04/15/37
(a) (b)
........... 640 640,200
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.75%, 08/15/35
(a) (b)
................. 355 355,666
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.74%,
08/15/37
(a) (b)
...................... 65 65,000
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.45%, 10/15/42
(a) (b)
...... 715 715,000
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.60%,
12/15/39
(a) (b)
...................... 770 770,241
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.96%, 08/15/39
(a) (b)
................. 570 570,891
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class A, (1-mo. CME Term SOFR
at 0.89% Floor + 1.00%), 5.15%, 11/15/36
(a) (b)
400 399,751

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.65%, 07/15/40
(a) (b)
................. USD 1,371 $ 1,370,921
GSMS Trust, Series 2024-FAIR, Class A, 5.88%,
07/15/29
(a) (b)
...................... 117 120,630
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.99%, 10/15/41
(a) (b)
................. 759 761,253
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 05/15/37
(a) (b)
. 770 771,203
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 770 796,176
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.77%, 06/15/39
(a) (b)
. 770 772,403
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 12/15/39
(a) (b)
. 852 852,221
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.74%, 06/15/39
(a) (b)
................. 1,473 1,474,841
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.04%, 10/13/33
(a) (b)
................. 1,000 1,005,977
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.53%, 08/17/42
(a) (b)
...... 630 631,168
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class A, (1-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.65%, 09/15/40
(a) (b)
. 593 592,865
Morgan Stanley Capital I, Series 2017-HR2,
Class B, 4.06%, 12/15/50
(a)
............ 990 964,815
Morgan Stanley Capital I Trust, Series 2024-
NSTB, Class A, 3.90%, 09/24/57
(a) (b)
...... 401 394,582
NCMF Trust, Series 2025-MFS, Class A, 5.05%,
06/10/33
(a) (b)
...................... 976 978,126
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
...................... 833 874,291
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.54%, 10/15/40
(a) (b)
. 860 857,850
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.36%, 02/15/42
(a) (b)
. 1,146 1,143,107
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.14%, 08/15/29
(a) (b)
................. 442 443,628
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.64%, 12/15/39
(a) (b)
................. 790 790,247
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (b)
........ 241 245,278
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.04%, 06/15/39
(a) (b)
................. 600 600,000
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 04/15/41
(a) (b)
........... 980 980,612
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.10%, 10/15/41
(a) (b)
................. 770 770,963
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.39%, 12/15/39
(a) (b)
. 770 770,963
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 510 517,597
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust, Series
2025-3, Class A, 5.87%, 06/25/55
(a) (b)
..... USD 474 $ 477,997
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 1.00%, 10/13/41
(a) (b)
...... 535 535,000
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................. 1,000 1,038,052
37,914,657
Total Non-Agency Mortgage-Backed Securities — 6 .9%
(Cost: $ 56,940,530 ) ............................... 57,469,247
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(d) (f) (k)
.......................... 15 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a) (i)
..... 149 148,342
Electric Utilities — 0.1%
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a) (i)
........... 597 579,609
Total Capital Trusts — 0 .1%
(Cost: $ 708,726 ) ................................. 727,951
Shares
Shares
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 352 15,783
IT Services — 0.0%
(d)(f)
Veritas Newco ....................... 171 3,892
Veritas Newco, Series G-1 ............... 118 2,688
6,580
Machinery — 0.0%
Jungheinrich AG (Preference)
(d)
........... 976 34,036
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 13 2,329
36,365
Total Preferred Stocks — 0.0%
(Cost: $ 72,829 ) ................................. 58,728
Total Preferred Securities — 0 .1%
(Cost: $ 781,555 ) ................................. 786,679

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Rights
Specialized REITs — 0.0%
Keppel DC REIT ( Expires 10/13/25 , Strike Price
SGD 2.24 )
(d)
...................... 6,096 $ 718
Total Rights — 0.0%
(Cost: $ — ) ..................................... 718
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association ,
2.02% , 05/01/30 ................... USD 204 185,764
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 185,342 ) ................................. 185,764
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(d) (f)
394 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 94.7%
(Cost: $ 773,656,654 ) .............................. 790,490,559
Short-Term Securities
Money Market Funds — 6.2%
(p)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(s)
................... 1,737,020 1,737,889
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 49,599,558 49,599,558
Total Short-Term Securities — 6 .2%
(Cost: $ 51,337,474 ) ............................... 51,337,447
Total Investments — 100 .9%
(Cost: $ 824,994,128 ) .............................. 841,828,006
Liabilities in Excess of Other Assets — (0.9) % ............. (7,391,779)
Net Assets — 100.0% ...............................
$ 834,436,227
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,276,022, representing 0.15% of its net assets as of period end, and an original cost of $1,203,651.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,730,242
(a)
$ — $ 7,674 $ (27) $ 1,737,889 1,737,020 $ 6,337
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 57,838,901 — (8,239,343)
(a)
— — 49,599,558 49,599,558 1,788,311 —
BlackRock Allocation Target
Shares - BATS Series A .. 44,971,360 — — — 522,371 45,493,731 4,748,824 2,018,321 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 24,027,867 381,239 (23,642,181) (442,216) (362) 324,347 33,857 381,231 —
BlackRock High Equity Income
Fund, Class K Shares ... 36,051,261 1,679,792 (18,386,749) (461,728) 724,935 19,607,511 666,922 1,679,744 —
BlackRock Mortgage-Backed
Securities Fund, Class K
Shares .............. 59,136,243 1,681,672 (21,717,800) (3,733,514) 5,245,581 40,612,182 5,051,266 1,681,667 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 14,855,224 — — 219,137 15,074,361 284,261 333,853 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 26,990,161 — — 1,100,440 28,090,601 743,531 648,430 —
iShares Core Dividend Growth
ETF ................ 13,525,777 34,417,215 (44,854,468) 152,104 439,845 3,680,473 54,061 116,605 —
$ (4,477,680) $ 8,251,920 $ 204,220,653 $ 8,654,499 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 322 12/08/25 $ 48,605 $ 254,599
JPY Currency ............................................................ 345 12/15/25 29,385 (174,887)
S&P 500 E-Mini Index ....................................................... 5 12/19/25 1,685 5,881
U.S. Treasury 10-Year Note ................................................... 1,565 12/19/25 176,038 597,828
U.S. Treasury Ultra Bond ..................................................... 113 12/19/25 13,571 346,497
$ 1,029,918
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 % Quarterly 12/20/30 USD 5,025 $ (115,490) $ (114,764) $ (726)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 1,455 (33,440) (33,231) (209)
$ (148,930) $ (147,995) $ (935)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 380 $ 7,035 $ 5,648 $ 1,387
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High
Yield Index Series 43.V1 ... 5 .00 % Quarterly JPMorgan Chase Bank 12/20/29 USD 2,258 $ (350,820) $ (327,849) $ (22,971)
Markit CDX North American High
Yield Index Series 43.V1 ... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 USD 1,470 (228,390) (213,818) (14,572)
Markit CDX North American High
Yield Index Series 43.V1 ... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 USD 1,190 (184,887) (170,091) (14,796)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 23 (264) 10 (274)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 15 (172) 6 (178)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 22 (252) 18 (270)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 34 (390) 28 (418)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 117 (1,130) (1,261) 131
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 474 (4,576) (5,372) 796
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 USD 275 (2,655) (3,234) 579

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 % Quarterly Goldman Sachs International 12/20/30 USD 5,838 $ (89,886) $ (81,662) $ (8,224)
$ – $ – $ –
$ (863,422) $ (803,225) $ (60,197)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Prudential Financial, Inc. . 1 .00 % Quarterly Bank of America NA 06/20/26 A USD 670 $ 4,170 $ 3,789 $ 381
Prudential Financial, Inc. . 1 .00 Quarterly Bank of America NA 06/20/26 A USD 470 2,925 2,658 267
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 730 468 262
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 3,405 1,972 1,433
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 730 466 264
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 917 531 386
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 4,852 4,368 484
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 7,410 6,560 850
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 11,748 10,520 1,228
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,469 3,936 533
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 10,343 9,317 1,026
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,469 3,911 558
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 4,188 3,738 450
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 858 481 377
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 562 289 273
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 858 340 518
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 183 2,706 1,316 1,390
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 562 261 301
Freeport-McMoRan, Inc. . 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB- USD 61 902 464 438
Freeport-McMoRan, Inc. . 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB- USD 41 606 217 389
Kinder Morgan, Inc. .... 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB USD 110 2,092 1,596 496
Kinder Morgan, Inc. .... 1 .00 Quarterly JPMorgan Chase Bank 06/20/29 BBB USD 79 1,503 1,099 404
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 269 44,043 33,851 10,192
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,666 1,246 420
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 14,237 10,873 3,364
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 8,072 6,542 1,530
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 2,074 1,685 389
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 2,277 1,889 388
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 2,759 2,242 517
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 138 2,335 2,116 219
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 336 5,686 5,153 533
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 3,868 3,794 74
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 9,025 8,845 180
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 9,025 8,915 110
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 10 1,288 1,292 (4)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 60 7,736 7,735 1
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 3,868 3,925 (57)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 8,916 8,916 —
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 3,868 3,777 91
CCO Holdings LLC .... 5 .00 Quarterly Barclays Bank plc 12/20/30 BB- USD 40 5,157 5,255 (98)
CCO Holdings LLC .... 5 .00 Quarterly Citibank NA 12/20/30 BB- USD 30 3,868 3,773 95
CCO Holdings LLC .... 5 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB- USD 50 6,446 6,189 257

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 60 $ 7,736 $ 7,427 $ 309
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 10 1,289 1,316 (27)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB USD 220 (66) 26 (92)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly JPMorgan Chase Bank 12/20/30 BB USD 20 (6) 2 (8)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB USD 20 (6) 2 (8)
$ 226,166 $ 195,083 $ 31,083
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 1,000 $ 23,899 $ (4,906) $ 28,805
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 3,500 (234) (36,182) 35,948
$ 23,665 $ (41,088) $ 64,753
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 83,689,975 $ — $ 83,689,975
Common Stocks
Aerospace & Defense .................................... 885,915 1,473,582 — 2,359,497
Automobile Components .................................. 60,837 240,753 — 301,590
Automobiles .......................................... — 1,527,803 — 1,527,803
Banks ............................................... 2,406,149 3,973,833 — 6,379,982
Beverages ........................................... 1,426,411 253,131 — 1,679,542
Broadline Retail ........................................ 2,234,841 — — 2,234,841
Building Products ....................................... 1,412,588 262,067 — 1,674,655
Capital Markets ........................................ 2,893,348 116,978 — 3,010,326
Chemicals ............................................ 138,713 1,341,417 — 1,480,130
Commercial Services & Supplies ............................. 704,779 268,144 — 972,923
Communications Equipment ................................ 378,998 107,561 — 486,559
Construction & Engineering ................................ 281,672 860,281 — 1,141,953
Construction Materials .................................... — 563,467 — 563,467
Consumer Finance ...................................... 279,330 — — 279,330
Consumer Staples Distribution & Retail ........................ 2,089,655 471,213 — 2,560,868
Containers & Packaging .................................. 237,307 — — 237,307
Distributors ........................................... 290,762 — — 290,762
Diversified Consumer Services .............................. 54,010 — — 54,010
Diversified REITs ....................................... 184,809 175,940 — 360,749
Diversified Telecommunication Services ........................ 983,148 1,416,592 — 2,399,740
Electric Utilities ........................................ 1,249,943 172,078 — 1,422,021
Electrical Equipment ..................................... 1,805,833 314,948 — 2,120,781
Electronic Equipment, Instruments & Components ................. 592,509 203,500 — 796,009
Energy Equipment & Services .............................. 950,802 — — 950,802
Financial Services ...................................... 748,934 — 135,386 884,320
Food Products ......................................... — 370,018 — 370,018
Gas Utilities ........................................... 74,959 — — 74,959
Ground Transportation ................................... 1,123,230 48 — 1,123,278
Health Care Equipment & Supplies ........................... 662,159 156,422 — 818,581
Health Care Providers & Services ............................ 3,439,449 30,778 — 3,470,227
Health Care REITs ...................................... 872,029 — — 872,029
Hotel & Resort REITs .................................... — 96,672 — 96,672
Hotels, Restaurants & Leisure .............................. 347,192 122,500 — 469,692
Household Durables ..................................... 82,976 701,707 — 784,683
Household Products ..................................... 1,127,074 255,416 — 1,382,490
Industrial Conglomerates .................................. 16,949 232,708 — 249,657
Industrial REITs ........................................ 712,946 826,891 — 1,539,837
Insurance ............................................ 1,616,835 1,799,589 — 3,416,424
Interactive Media & Services ............................... 4,354,761 — — 4,354,761
IT Services ........................................... 1,408,942 145,454 90,547 1,644,943
Life Sciences Tools & Services .............................. 273,832 — — 273,832
Machinery ............................................ 2,657,564 1,074,276 — 3,731,840
Media ............................................... 282,257 — 59,955 342,212
Metals & Mining ........................................ 107,909 122,078 — 229,987
Multi-Utilities .......................................... 2,051,360 219,521 — 2,270,881
Office REITs .......................................... 600,689 65,091 — 665,780
Oil, Gas & Consumable Fuels ............................... 2,148,477 1,221,977 — 3,370,454
Passenger Airlines ...................................... — 63,574 — 63,574
Personal Care Products .................................. — 274,323 — 274,323
Pharmaceuticals ....................................... 57,225 5,620,841 — 5,678,066
Professional Services .................................... 598,785 1,275,532 — 1,874,317
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ — $ 894,449 $ — $ 894,449
Residential REITs ....................................... 956,029 156,268 — 1,112,297
Retail REITs .......................................... 956,702 124,339 — 1,081,041
Semiconductors & Semiconductor Equipment .................... 4,352,317 3,194,208 — 7,546,525
Software ............................................. 5,704,339 896,121 — 6,600,460
Specialized REITs ...................................... 2,017,964 320,204 — 2,338,168
Specialty Retail ........................................ 1,019,624 289,282 — 1,308,906
Technology Hardware, Storage & Peripherals .................... 1,648,219 178,126 — 1,826,345
Tobacco ............................................. — 745,580 — 745,580
Trading Companies & Distributors ............................ 277,860 1,068,229 — 1,346,089
Transportation Infrastructure ............................... — — 8,233 8,233
Water Utilities ......................................... — 99,608 — 99,608
Corporate Bonds
Aerospace & Defense .................................... — 5,085,549 — 5,085,549
Air Freight & Logistics .................................... — 94,434 — 94,434
Automobile Components .................................. — 971,072 — 971,072
Automobiles .......................................... — 1,107,173 — 1,107,173
Banks ............................................... — 48,102,816 — 48,102,816
Beverages ........................................... — 232,536 — 232,536
Biotechnology ......................................... — 921,662 — 921,662
Broadline Retail ........................................ — 70,665 — 70,665
Building Products ....................................... — 69,748 — 69,748
Capital Markets ........................................ — 23,213,586 — 23,213,586
Chemicals ............................................ — 1,611,811 — 1,611,811
Commercial Services & Supplies ............................. — 52,732 — 52,732
Communications Equipment ................................ — 1,633,549 — 1,633,549
Construction Materials .................................... — 207,480 — 207,480
Consumer Finance ...................................... — 13,718,962 — 13,718,962
Consumer Staples Distribution & Retail ........................ — 24,206 — 24,206
Containers & Packaging .................................. — 1,815,437 — 1,815,437
Diversified REITs ....................................... — 3,134,636 — 3,134,636
Diversified Telecommunication Services ........................ — 839,006 — 839,006
Electric Utilities ........................................ — 18,484,562 505,698 18,990,260
Entertainment ......................................... — 468,444 — 468,444
Financial Services ...................................... — 3,483,829 — 3,483,829
Food Products ......................................... — 1,813,571 — 1,813,571
Gas Utilities ........................................... — 69,431 — 69,431
Ground Transportation ................................... — 2,274,841 — 2,274,841
Health Care Equipment & Supplies ........................... — 2,756,946 — 2,756,946
Health Care Providers & Services ............................ — 11,345,017 — 11,345,017
Health Care REITs ...................................... — 2,767,738 — 2,767,738
Hotels, Restaurants & Leisure .............................. — 780,061 — 780,061
Household Durables ..................................... — 536,030 — 536,030
Independent Power and Renewable Electricity Producers ............ — 1,735,657 — 1,735,657
Industrial Conglomerates .................................. — 2,592,130 — 2,592,130
Industrial REITs ........................................ — 223,329 — 223,329
Insurance ............................................ — 2,100,913 — 2,100,913
IT Services ........................................... — 194,587 — 194,587
Machinery ............................................ — 547,607 — 547,607
Media ............................................... — 6,097,975 — 6,097,975
Metals & Mining ........................................ — 3,774,971 — 3,774,971
Multi-Utilities .......................................... — 3,095,229 — 3,095,229
Oil, Gas & Consumable Fuels ............................... — 19,361,710 — 19,361,710
Passenger Airlines ...................................... — 683,834 — 683,834
Pharmaceuticals ....................................... — 5,071,076 — 5,071,076
Professional Services .................................... — 59,796 — 59,796
Residential REITs ....................................... — 1,298,317 — 1,298,317
Retail REITs .......................................... — 982,952 — 982,952
Semiconductors & Semiconductor Equipment .................... — 5,317,187 210,369 5,527,556
Software ............................................. — 7,384,417 — 7,384,417
Specialized REITs ...................................... — 3,767,245 — 3,767,245
Specialty Retail ........................................ — 13,605 — 13,605
Technology Hardware, Storage & Peripherals .................... — 642,047 — 642,047
Tobacco ............................................. — 6,134,078 — 6,134,078
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 3,144,223 $ — $ 3,144,223
Transportation Infrastructure ............................... — — 6,927 6,927
Wireless Telecommunication Services ......................... — 1,441,470 — 1,441,470
Equity-Linked Notes ...................................... — 59,781,757 — 59,781,757
Fixed Rate Loan Interests ................................... — 516,529 — 516,529
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,428,251 — 4,428,251
Automobile Components .................................. — 1,889,924 — 1,889,924
Automobiles .......................................... — 294,089 — 294,089
Beverages ........................................... — 628,269 — 628,269
Biotechnology ......................................... — 409,198 — 409,198
Broadline Retail ........................................ — 399,438 — 399,438
Building Products ....................................... — 1,486,584 — 1,486,584
Capital Markets ........................................ — 3,179,867 — 3,179,867
Chemicals ............................................ — 3,586,724 188,575 3,775,299
Commercial Services & Supplies ............................. — 4,773,497 98,875 4,872,372
Communications Equipment ................................ — 161,268 — 161,268
Construction & Engineering ................................ — 687,676 — 687,676
Construction Materials .................................... — 1,852,273 — 1,852,273
Consumer Staples Distribution & Retail ........................ — 296,677 — 296,677
Containers & Packaging .................................. — 1,932,468 — 1,932,468
Distributors ........................................... — 70,494 — 70,494
Diversified Consumer Services .............................. — 1,088,964 15,368 1,104,332
Diversified REITs ....................................... — 201,093 — 201,093
Diversified Telecommunication Services ........................ — 2,033,235 77,790 2,111,025
Electric Utilities ........................................ — 784,959 — 784,959
Electronic Equipment, Instruments & Components ................. — 160,309 419,218 579,527
Energy Equipment & Services .............................. — 185,944 — 185,944
Entertainment ......................................... — 3,101,331 — 3,101,331
Financial Services ...................................... — 5,150,839 597,960 5,748,799
Food Products ......................................... — 1,947,614 — 1,947,614
Gas Utilities ........................................... — 106,733 — 106,733
Ground Transportation ................................... — 1,010,678 — 1,010,678
Health Care Equipment & Supplies ........................... — 598,065 — 598,065
Health Care Providers & Services ............................ — 3,988,380 46,000 4,034,380
Health Care Technology .................................. — 2,159,185 — 2,159,185
Hotels, Restaurants & Leisure .............................. — 7,345,180 183,913 7,529,093
Household Durables ..................................... — 1,114,804 — 1,114,804
Independent Power and Renewable Electricity Producers ............ — 653,899 — 653,899
Industrial Conglomerates .................................. — 1,654,639 — 1,654,639
Insurance ............................................ — 5,335,816 — 5,335,816
Interactive Media & Services ............................... — 142,619 — 142,619
IT Services ........................................... — 5,833,700 — 5,833,700
Leisure Products ....................................... — 49,073 — 49,073
Life Sciences Tools & Services .............................. — 215,214 — 215,214
Machinery ............................................ — 5,266,723 55,023 5,321,746
Media ............................................... — 1,684,302 395,041 2,079,343
Multi-Utilities .......................................... — 512,328 — 512,328
Oil, Gas & Consumable Fuels ............................... — 1,038,701 — 1,038,701
Passenger Airlines ...................................... — 1,696,959 — 1,696,959
Pharmaceuticals ....................................... — 1,796,062 — 1,796,062
Professional Services .................................... — 3,265,371 429,653 3,695,024
Real Estate Management & Development ....................... — 39,870 — 39,870
Semiconductors & Semiconductor Equipment .................... — 836,693 — 836,693
Software ............................................. — 10,744,924 124,142 10,869,066
Specialty Retail ........................................ — 900,730 198,054 1,098,784
Technology Hardware, Storage & Peripherals .................... — 690,780 — 690,780
Trading Companies & Distributors ............................ — 1,228,753 — 1,228,753
Transportation Infrastructure ............................... — 1,506,497 119,622 1,626,119
Wireless Telecommunication Services ......................... — 568,300 229,680 797,980
Foreign Agency Obligations ................................. — 2,784,889 — 2,784,889
Foreign Government Obligations .............................. — 1,900,854 — 1,900,854
Investment Companies .................................... 152,883,206 — — 152,883,206
Non-Agency Mortgage-Backed Securities ........................ — 57,469,247 — 57,469,247
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Other Interests .......................................... $ — $ — $ — $ —
Preferred Securities
Chemicals ............................................ — 15,783 — 15,783
Consumer Finance ...................................... — 148,342 — 148,342
Electric Utilities ........................................ — 579,609 — 579,609
IT Services ........................................... — — 6,580 6,580
Machinery ............................................ — 36,365 — 36,365
Rights ................................................ — 718 — 718
U.S. Government Sponsored Agency Securities .................... — 185,764 — 185,764
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 51,337,447 — — 51,337,447
Unfunded Floating Rate Loan Interests
(a)
........................... — 117 — 117
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (39) — (39)
$ 268,062,599 $ 569,562,876 $ 4,202,609 $ 841,828,084
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 34,270 $ — $ 34,270
Equity contracts ........................................... 5,881 — — 5,881
Interest rate contracts ....................................... 1,198,924 64,753 — 1,263,677
Liabilities
Credit contracts ........................................... — (62,932) — (62,932)
Foreign currency exchange contracts ............................ (174,887) — — (174,887)
$ 1,029,918 $ 36,091 $ — $ 1,066,009
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)